Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Investment Grade Bond Portfolio
March 31, 2026
VIPIGB-NPRT1-0526
1.799863.122
Asset-Backed Securities - 9.1%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.7%
AIMCO CLO 17 Ltd / AIMCO CLO 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.0192% 7/20/2037 (c)(d)(i)	2,994,000	2,994,913
AIMCO CLO 19 Ltd / AIMCO CLO 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.0176% 10/20/2037 (c)(d)(i)	1,106,000	1,106,677
AIMCO CLO 22 Ltd / AIMCO CLO 22 LLC Series 2024-22A Class A, CME Term SOFR 3 month Index + 1.5%, 5.1676% 4/19/2037 (c)(d)(i)	800,000	800,121
Ares LXX CLO Ltd / Ares LXX CLO LLC Series 2025-70A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.918% 1/25/2039 (c)(d)(i)	3,127,000	3,121,997
Bain Capital Credit CLO Ltd / Bain Capital Credit CLO LLC Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.32%, 4.9876% 7/18/2038 (c)(d)(i)	3,552,000	3,555,215
Bain Capital Credit CLO Series 2025-4A Class A1R, CME Term SOFR 3 month Index + 1.23%, 4.9597% 1/21/2039 (c)(d)(i)	3,652,000	3,645,930
Blueberry Park CLO Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.0176% 10/20/2037 (c)(d)(i)	3,422,000	3,421,908
Dryden 108 CLO Ltd / Dryden 108 CLO LLC Series 2024-108A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.0276% 7/18/2037 (c)(d)(i)	5,437,000	5,437,027
Flatiron CLO 26 Ltd / Flatiron CLO 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.0022% 1/15/2038 (c)(d)(i)	3,037,000	3,038,488
Hamlin Park CLO Ltd / Hamlin Park CLO LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.0076% 10/20/2037 (c)(d)(i)	3,080,000	3,081,888
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 5.1776% 7/20/2037 (c)(d)(i)	2,568,000	2,566,819
Ocp CLO Aegis Ltd Series 2026-39A Class AR, CME Term SOFR 3 month Index + 1.09%, 4.7615% 4/16/2038 (c)(d)(i)	2,456,000	2,440,650
TOTAL BAILIWICK OF JERSEY		35,211,633
BERMUDA - 0.0%
RR Ltd Series 2026-25A Class A1A2, CME Term SOFR 3 month Index + 1.18%, 4.8491% 4/15/2041 (c)(d)(i)	2,327,000	2,325,704
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (i)	345,346	347,580
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (i)	628,734	635,010
TOTAL CANADA		982,590
GRAND CAYMAN (UK OVERSEAS TER) - 4.6%
AIMCO CDO Series 2024-10A Class ARR, CME Term SOFR 3 month Index + 1.41%, 5.0792% 7/22/2037 (c)(d)(i)	1,752,000	1,749,384
AIMCO CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.0076% 7/17/2037 (c)(d)(i)	3,101,000	3,103,298
AIMCO CLO 14 Ltd / AIMCO CLO 14 LLC Series 2025-14A Class A1R, CME Term SOFR 3 month Index + 1.22%, 4.8876% 10/20/2038 (c)(d)(i)	5,797,905	5,792,119
Allegro CLO Ltd Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.34%, 5.0076% 7/20/2038 (c)(d)(i)	2,836,000	2,837,636
Allegro CLO XII Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 5.1097% 7/21/2037 (c)(d)(i)	4,612,000	4,615,201
Ares LIV CLO Ltd Series 2025-54A Class AR2, CME Term SOFR 3 month Index + 1.31%, 4.9822% 7/15/2038 (c)(d)(i)	3,701,000	3,701,474
Ares LIX CLO Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 4.9596% 4/25/2034 (c)(d)(i)	1,923,930	1,922,266
Ares LV CLO Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.0422% 10/15/2037 (c)(d)(i)	2,566,000	2,566,146
Ares LVIII CLO Ltd / Ares LVIII CLO LLC Series 2025-58A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 4.9122% 4/15/2038 (c)(d)(i)	3,194,000	3,189,286
Ares XLI CLO Ltd Series 2021-41A Class AR2, CME Term SOFR 3 month Index + 1.3316%, 5.0038% 4/15/2034 (c)(d)(i)	4,022,144	4,018,781
Ares XXXIV CLO Ltd Series 2025-2A Class A1R4, CME Term SOFR 3 month Index + 1.29%, 4.9576% 7/17/2038 (c)(d)(i)	4,644,000	4,643,893
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 4.9322% 1/15/2038 (c)(d)(i)	2,392,000	2,390,804
Barings CLO Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.0376% 10/20/2037 (c)(d)(i)	3,594,000	3,594,187
BCRED BSL Static Clo Ltd / LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.918% 7/24/2035 (c)(d)(i)	2,316,721	2,315,748
Benefit Str Partners CLO XXXIII Ltd / Benefit Str Partners CLO XXXIII LLC Series 2026-33A Class AR, CME Term SOFR 3 month Index + 1.19%, 4.8542% 1/25/2039 (c)(d)(i)	3,105,000	3,098,278
Benefit Street Partners CLO 44 Ltd / LLC Series 2025-44A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.944% 1/15/2039 (c)(d)(i)	3,127,000	3,120,974
Benefit Street Partners CLO Ltd Series 2025-43A Class A, CME Term SOFR 3 month Index + 1.27%, 5.1875% 10/20/2038 (c)(d)(i)	3,313,000	3,313,033
BETHP Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.0638% 1/15/2035 (c)(d)(i)	2,964,104	2,961,009
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 4.9776% 1/20/2038 (c)(d)(i)	2,444,000	2,444,166
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 5.078% 7/25/2037 (c)(d)(i)	3,967,000	3,961,244
Carlyle US CLO Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.8789% 1/20/2039 (c)(d)(i)	3,540,000	3,537,458
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.0276% 10/20/2037 (c)(d)(i)	2,890,000	2,891,101
Cedar Funding XII CLO Ltd / Cedar Funding XII CLO LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 4.868% 1/25/2038 (c)(d)(i)	2,935,000	2,929,195
CIFC Funding Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.23%, 4.9022% 10/15/2038 (c)(d)(i)	5,746,000	5,739,972
CIFC Funding Ltd Series 2025-5A Class A1R2, CME Term SOFR 3 month Index + 1.27%, 4.9422% 10/15/2038 (c)(d)(i)	3,145,000	3,144,934
CIFC Funding Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.25%, 5.1098% 10/23/2038 (c)(d)(i)	2,099,000	2,098,595
Clover CLO Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1%, 4.6676% 4/18/2035 (c)(d)(i)	3,636,000	3,624,361
Dryden CLO Ltd Series 2024-83A Class AR, CME Term SOFR 3 month Index + 1.53%, 5.1976% 4/18/2037 (c)(d)(i)	3,244,000	3,245,872
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.0522% 7/15/2037 (c)(d)(i)	3,958,000	3,961,847
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.0622% 10/15/2037 (c)(d)(i)	3,105,000	3,106,174
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.0522% 10/15/2037 (c)(d)(i)	4,331,000	4,325,093
Flat Series 2025-30A Class A1, CME Term SOFR 3 month Index + 1.16%, 4.8322% 4/15/2038 (c)(d)(i)	3,186,000	3,179,759
Flatiron CLO 20 Ltd / Flatiron CLO 20 LLC Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 4.8956% 11/20/2038 (c)(d)(i)	1,600,000	1,596,576
Flatiron CLO 31 Ltd Series 2025-31A Class A1, CME Term SOFR 3 month Index + 1.2%, 4.8969% 1/18/2039 (c)(d)(i)	3,126,000	3,122,502
Flatiron CLO 32 Ltd Series 2025-32A Class A1, CME Term SOFR 3 month Index + 1.29%, 4.9592% 10/22/2038 (c)(d)(i)	3,042,000	3,044,239
Flatiron CLO Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.0276% 10/19/2037 (c)(d)(i)	4,033,000	4,033,210
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (i)	375,305	372,475
Invesco US CLO Series 2024-1RA Class AR, CME Term SOFR 3 month Index + 1.55%, 5.2222% 4/15/2037 (c)(d)(i)	2,010,000	2,010,000
Lakeside Park CLO Ltd / Lakeside Park CLO LLC Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.15%, 4.8222% 4/15/2038 (c)(d)(i)	2,304,000	2,296,162
Madison Park Funding XLV Ltd / Madison Park Funding XLV LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.7522% 7/15/2034 (c)(d)(i)	2,572,810	2,565,436
Magnetite CLO Ltd Series 2024-30A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.208% 10/25/2037 (c)(d)(i)	4,363,331	4,366,355
Magnetite CLO Ltd Series 2025-36A Class AR, CME Term SOFR 3 month Index + 1.32%, 4.988% 7/25/2038 (c)(d)(i)	3,094,000	3,096,079
Magnetite CLO Ltd Series 2025-45A Class A1, CME Term SOFR 3 month Index + 1.15%, 4.8222% 4/15/2038 (c)(d)(i)	2,224,000	2,216,481
Magnetite Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 4.958% 1/25/2038 (c)(d)(i)	2,000,000	2,001,898
Magnetite XXI Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.2816%, 4.9492% 4/20/2034 (c)(d)(i)	3,374,400	3,374,414
Magnetite XXIX Ltd / Magnetite XXIX LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0222% 7/15/2037 (c)(d)(i)	3,646,000	3,648,935
Magnetite XXVI Ltd / Magnetite XXVI LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 4.818% 1/25/2038 (c)(d)(i)	2,985,000	2,975,164
Magnetite XXVIII Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 4.9122% 1/15/2038 (c)(d)(i)	4,029,000	4,024,500
Morgan Stanley Eaton Vance CLO Ltd / LLC Series 2025-21A Class A1, CME Term SOFR 3 month Index + 1.17%, 4.8422% 4/15/2038 (c)(d)(i)	3,802,000	3,801,924
Neuberger Berman Loan Advisers CLO 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.0676% 7/18/2038 (c)(d)(i)	2,994,000	2,995,060
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0176% 7/20/2037 (c)(d)(i)	5,025,000	5,027,367
OCP Aegis CLO Ltd Series 2025-47A Class A1, CME Term SOFR 3 month Index + 1.11%, 4.8574% 1/21/2038 (c)(d)(i)	2,832,000	2,821,445
OCP Clo Ltd Series 2025-44A Class A, CME Term SOFR 3 month Index + 1.3%, 5.5622% 10/24/2038 (c)(d)(i)	3,244,000	3,245,966
OCP CLO Ltd Series 2025-46A Class A, CME Term SOFR 3 month Index + 1.2%, 5.0473% 10/15/2038 (c)(d)(i)	2,195,000	2,186,802
OHA Credit Funding 14-R Ltd Series 2025-14RA Class A, CME Term SOFR 3 month Index + 1.23%, 4.8976% 4/20/2038 (c)(d)(i)	2,099,000	2,096,941
OHA Credit Funding 4 Ltd / OHA Credit Funding 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 4.9592% 1/22/2038 (c)(d)(i)	3,652,000	3,657,420
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 4.9976% 10/20/2037 (c)(d)(i)	2,820,000	2,823,982
OHA Credit Partners Ltd Series 2024-18A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.1676% 4/20/2037 (c)(d)(i)	800,000	800,345
OHA Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 4.7956% 2/20/2038 (c)(d)(i)	2,891,000	2,882,772
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 4.9876% 1/18/2038 (c)(d)(i)	1,231,000	1,231,758
Palmer Square CLO Ltd Series 2025-5A Class A, CME Term SOFR 3 month Index + 1.21%, 5.0937% 10/20/2038 (c)(d)(i)	3,416,000	3,409,127
Palmer Square CLO Ltd Series 2026-1A Class A, CME Term SOFR 3 month Index + 1.19%, 4.8604% 4/20/2039 (c)(d)(i)	2,733,000	2,732,858
Palmer Square Loan Funding Ltd / Palmer Square Loan Funding LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 4.6122% 7/15/2033 (c)(d)(i)	2,745,516	2,743,709
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 4.4525% 2/15/2033 (c)(d)(i)	2,839,668	2,837,837
Peebles Park CLO Ltd Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9176% 10/20/2038 (c)(d)(i)	1,408,000	1,405,888
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (i)	1,586,169	1,543,343
RR 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.0222% 10/15/2039 (c)(d)(i)	1,572,000	1,572,830
RR 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.0122% 1/15/2037 (c)(d)(i)	4,874,693	4,870,316
RR Ltd Series 2026-44A Class A1A, CME Term SOFR 3 month Index + 1.17%, 4.8424% 4/15/2041 (c)(d)(i)	3,526,000	3,514,075
Sixth Street CLO XIX Ltd Series 2025-19A Class A1R, CME Term SOFR 3 month Index + 1.28%, 4.9476% 7/17/2038 (c)(d)(i)	2,045,000	2,041,922
Sixth Street CLO XVIII Ltd Series 2025-18A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9176% 10/17/2038 (c)(d)(i)	3,143,000	3,141,325
Sixth Street CLO XX Ltd Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 4.9876% 7/17/2038 (c)(d)(i)	2,523,000	2,521,751
Symphony CLO 43 Ltd Series 2024-43A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.1922% 4/15/2037 (c)(d)(i)	2,544,000	2,544,089
Thunderbolt Aircraft Lease Series 2018-A Class A, 5.96% 9/15/2038 (d)(i)	289,081	289,225
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (i)	1,279,274	1,271,413
Voya CLO Ltd / Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 4.9776% 1/20/2038 (c)(d)(i)	1,201,000	1,199,843
Voya CLO Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.1922% 4/15/2037 (c)(d)(i)	2,428,000	2,428,427
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		225,507,474
IRELAND - 0.0%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (i)	777,564	787,577
MULTI-NATIONAL - 0.2%
AIMCO CLO Ltd / AIMCO CLO LLC Series 2024-21A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.1676% 4/18/2037 (c)(d)(i)	2,499,000	2,499,000
Allegro CLO XV Ltd / Allegro CLO VX LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 4.8476% 4/20/2038 (c)(d)(i)	3,019,000	3,004,282
Ares Loan Funding V Ltd / Ares Loan Funding V LLC Series 2024-ALF5A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.168% 7/27/2037 (c)(d)(i)	3,329,000	3,323,071
OCP CLO Ltd Series 2025-15A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9176% 1/20/2038 (c)(d)(i)	2,075,000	2,073,975
TOTAL MULTI-NATIONAL		10,900,328
UNITED STATES - 3.6%
AASET Ltd / AASET LLC Series 2025-1A Class A, 5.943% 2/16/2050 (i)	1,825,325	1,836,190
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (i)	1,290,127	1,244,227
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (i)	4,236,800	4,004,096
AASET US Ltd / AASET Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (i)	2,103,114	2,130,913
AASET US Ltd / AASET Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (i)	1,922,589	1,948,708
ACHV ABS Trust Series 2024-3AL Class A, 5.01% 12/26/2031 (i)	189,502	190,593
Affirm Master Trust Series 2025-2A Class A, 4.67% 7/15/2033 (i)	1,300,000	1,303,846
Affirm Master Trust Series 2025-3A Class A, 4.45% 10/16/2034 (i)	800,000	796,479
Affirm Master Trust Series 2026-1A Class A, 4.37% 2/15/2034 (i)	2,000,000	1,994,541
Affirm Master Trust Series 2026-2A Class A, 4.67% 4/16/2035 (i)	990,000	989,890
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	1,091,497	1,096,093
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (i)	2,493,786	2,508,682
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (i)	223,187	221,674
Apollo Aviation Securitization Equity Trust Series 2020-1A Class B, 4.335% 1/16/2040 (i)	84,540	83,484
ARI Fleet Lease Trust Series 2023-A Class A3, 5.33% 2/17/2032 (i)	1,425,075	1,431,362
AutoNation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (i)	593,030	593,803
Avis Budget Rental Car Funding AESOP LLC Series 2024-2A Class A, 5.13% 10/20/2028 (i)	500,000	504,393
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (i)	240,000	241,652
BHG Series 2025-2CON Class A, 4.84% 9/17/2036 (i)	551,985	552,890
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease US LLC Series 2021-1A Class A, 2.443% 7/15/2046 (i)	3,202,957	3,036,446
BofA Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (i)	480,444	483,638
BofA Auto Trust Series 2025-1A Class A2A, 4.52% 11/22/2027 (i)	844,406	845,226
BofA Auto Trust Series 2025-1A Class A3, 4.35% 11/20/2029 (i)	700,000	702,001
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	1,012,002	1,022,078
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	1,161,400	1,172,812
CarMax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	300,000	301,577
CarMax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	1,115,254	1,117,454
Carmax Auto Owner Trust Series 2025-4 Class A3, 3.97% 12/16/2030	800,000	794,750
Carmax Auto Owner Trust Series 2025-4 Class B, 4.42% 7/15/2031	200,000	199,720
Carmax Select Receivables Trust Series 2026-A Class A2A, 4.03% 12/17/2029	370,000	369,769
Carmax Select Receivables Trust Series 2026-A Class A3, 3.99% 5/17/2032	145,000	143,930
Castlelake Aircraft Securitization Trust Series 2018-1 Class A, 4.125% 6/15/2043 (i)	386,049	384,127
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (i)	484,032	479,209
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (i)	1,232,658	1,217,279
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (i)	1,209,804	1,218,796
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (i)	559,689	561,994
CNSL Series 2026-1A Class A2, 5.079% 3/20/2056 (i)	650,000	641,603
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (i)	3,148,240	3,116,789
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (i)	1,259,113	1,239,452
DB Master Finance LLC Series 2025-1A Class A2I, 4.891% 8/20/2055 (i)	2,618,438	2,581,305
DB Master Finance LLC Series 2025-1A Class A2II, 5.165% 8/20/2055 (i)	2,124,675	2,092,918
Dext ABS LLC Series 2025-2 Class A2, 4.1% 4/17/2028 (i)	900,000	899,841
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (i)	469,262	473,255
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (i)	296,972	297,878
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (i)	598,000	607,150
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2II, 3.151% 4/25/2051 (i)	3,625,480	3,289,109
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 5.1822% 7/15/2037 (c)(d)(i)	3,140,000	3,142,264
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (i)	957,865	966,467
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (i)	139,647	139,838
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (i)	1,100,000	1,112,526
Exeter Automobile Receivables Trust Series 2026-1A Class A3, 4.03% 3/15/2030	1,050,000	1,046,609
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	170,529	170,827
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030	370,000	371,713
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (i)	4,200,000	4,205,119
Ggam Master Tr Internationa Ltd / LLC Series 2025-1A Class A, 5.923% 9/30/2060 (i)	6,650,021	6,628,995
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (i)	4,289,791	4,320,858
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (i)	2,515,000	2,533,496
Goldentree Loan Management US CLO Ltd Series 2026-28A Class A, CME Term SOFR 3 month Index + 1.17%, 4.837% 10/20/2039 (c)(d)(i)	1,942,000	1,941,905
Green Lakes Park CLO LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 4.848% 1/25/2038 (c)(d)(i)	3,110,000	3,098,900
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (i)	854,052	848,751
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/2031 (i)	481,570	483,302
Hyundai Auto Lease Securitization Trust Series 2025-B Class A2A, 4.58% 9/15/2027 (i)	1,071,297	1,073,445
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (i)	2,648,250	2,678,032
Jersey Mike's Funding Series 2025-1A Class A2, 5.61% 8/16/2055 (i)	1,940,250	1,969,076
John Deere Owner Trust Series 2025-A Class A2A, 4.23% 3/15/2028	626,184	626,869
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028	1,883,806	1,893,755
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	1,142,862	1,143,278
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (i)	338,673	339,387
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (i)	1,015,622	1,020,176
Merchants Fleet Funding LLC Series 2025-1A Class A, 4.49% 1/20/2039 (i)	1,500,000	1,502,154
Navigator Aircraft Abs Ltd Series 2025-1 Class A, 5.107% 10/15/2050 (i)	4,730,029	4,634,507
Nissan Auto Lease Trust Series 2026-A Class A3, 3.87% 3/15/2029	490,000	486,826
OCCU Auto Receivables Trust Series 2025-1A Class A3, 4.81% 11/15/2029 (i)	400,000	402,482
OCP CLO Ltd Series 2025-8RA Class AR2, CME Term SOFR 3 month Index + 1.22%, 4.8876% 10/17/2038 (c)(d)(i)	3,130,000	3,123,499
Onemain Financial Issuance Trust Series 2021-1A Class A1, 1.55% 6/16/2036 (i)	300,000	293,169
OneMain Financial Issuance Trust Series 2025-1A Class A, 4.82% 7/14/2038 (i)	100,000	100,195
Oportun Issuance Trust Series 2025-B Class A, 4.88% 5/9/2033 (i)	700,000	701,193
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (i)	2,500,000	2,493,341
Oportun Issuance Trust Series 2025-D Class A, 4.53% 2/8/2033 (i)	1,300,000	1,295,577
Optn Series 2026-A Class A, 4.32% 1/9/2034 (i)	1,110,000	1,104,224
OWN Equipment Fund I LLC Series 2024-2M Class A, 5.7% 12/20/2032 (i)	773,713	778,306
PEAC Solutions Receivables LLC Series 2026-1A Class A2, 4.27% 10/20/2028 (i)	960,000	958,642
PEAC Solutions Receivables LLC Series 2026-1A Class A3, 4.39% 7/20/2033 (i)	700,000	699,279
Phantom Aviation Series 2026-1A Class A, 5.24% 1/15/2051 (i)	2,241,291	2,197,571
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (i)	467,492	475,378
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (i)	7,266,563	6,919,630
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (i)	2,528,640	2,359,678
Planet Fitness Master Issuer LLC Series 2025-1A Class A2I, 5.274% 12/6/2055 (i)	2,160,000	2,159,086
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.1186% 7/25/2054 (c)(d)(i)	821,022	818,681
PRPM Trust Series 2023-RCF2 Class A1, 4% 11/25/2053 (d)(i)	557,837	549,937
RKTL Series 2026-1A Class A, 4.07% 2/26/2035 (i)	2,147,075	2,144,665
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (i)	1,037,000	999,703
SBNA Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (i)	948,659	951,598
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (i)	1,010,812	1,011,917
SCLP Series 2025-2 Class A, 4.82% 6/25/2034 (i)	828,619	831,305
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (i)	849,637	857,249
SFS Auto Receivables Securitization Trust Series 2026-1A Class A2A, 3.91% 8/20/2029 (i)	300,000	299,252
SFS Auto Receivables Securitization Trust Series 2026-1A Class A3, 3.96% 7/21/2031 (i)	400,000	396,602
SLAM Ltd Series 2025-1A Class A, 5.807% 5/15/2050 (i)	2,047,668	2,070,215
SoFi Consumer Loan Program Trust Series 2025-3 Class A, 4.47% 8/15/2034 (i)	1,074,454	1,074,481
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (i)	2,699,825	2,702,711
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (i)	5,178,450	5,211,893
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (i)	3,078,038	3,104,628
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (i)	3,817,675	3,702,500
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (i)	3,980,613	3,929,257
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (i)	1,883,163	1,855,412
Taco Bell Fdg LLC Series 2025-1A Class A2I, 4.821% 8/25/2055 (i)	4,555,000	4,485,089
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 4.653% 9/25/2034 (c)(d)	3,696	3,965
Towd Point Mortgage Trust Series 2018-5 Class A1A, 3.25% 7/25/2058 (i)	870,498	864,363
VCAT Asset Securitization LLC Series 2026-NPL2 Class A1, 5.062% 2/25/2056 (i)(j)	583,504	584,007
Verd Series 2025-1A Class A2, 4.85% 3/13/2028 (i)	1,106,869	1,110,403
Volvo Financial Equipment LLC Series 2025-1A Class A2, 4.41% 11/15/2027 (i)	364,889	365,353
Westlake Automobile Receivables Trust Series 2026-1A Class A3, 4.01% 7/16/2029 (i)	700,000	698,562
Wheels Fleet Lease Funding LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (i)	788,220	795,083
Wheels Fleet Lease Funding LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (i)	1,997,564	2,011,645
Wheels Fleet Lease Funding LLC Series 2025-3A Class A1, 4.08% 9/18/2040 (i)	500,000	497,277
Willis Engine Structured Trust Series 2025-A Class A, 5.582% 6/15/2050 (i)	2,472,080	2,501,934
Willis Engine Structured Trust VII Series 2023-A Class A, 8% 10/15/2048 (i)	465,178	475,873
Willis Engine Structured Trust VII Series 2025-B Class A, 5.159% 12/15/2050 (i)	1,779,522	1,772,379
World Omni Auto Receivables Trust Series 2023-B Class A3, 4.66% 5/15/2028	572,930	573,903
World Omni Auto Receivables Trust Series 2023-C Class A3, 5.15% 11/15/2028	433,968	436,013
TOTAL UNITED STATES		177,091,802
TOTAL ASSET-BACKED SECURITIES (Cost $453,958,389)		452,807,108

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Capital One NA USD SOFR Spread-Adj ICE Swap Rate 5Y + 1.73%, 5.974% 8/9/2028 (c)(d)	1,567,000	1,605,116
Keybank National Association 6.95% 2/1/2028	800,000	831,978
Regions Bank/Birmingham AL 6.45% 6/26/2037	4,383,000	4,611,179

TOTAL UNITED STATES		7,048,273
TOTAL BANK NOTES (Cost $8,207,819)		7,048,273

Collateralized Mortgage Obligations - 1.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.7%
Angel Oak Mortgage Trust 2026-2 Series 2026-2 Class A1FC, 4.628% 2/25/2071 (d)(i)	1,183,298	1,172,939
BINOM Securitization Trust Series 2022-RPL1 Class A1, 3% 2/25/2061 (d)(i)	2,064,757	1,936,886
BRAVO Residential Funding Trust Series 2022-RPL1 Class A1, 2.75% 9/25/2061 (i)	3,383,095	3,110,361
BRAVO Residential Funding Trust Series 2023-RPL1 Class A1, 5% 5/25/2063 (i)	1,448,185	1,445,012
BRAVO Residential Funding Trust Series 2025-NQM5 Class A1, 5.496% 2/25/2065 (d)(i)	507,290	508,774
BRAVO Residential Funding Trust Series 2026-NQM3 Class A1FC, 4.922% 11/25/2065 (i)(j)	788,570	785,218
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (d)(i)	570,240	564,260
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (d)(i)	410,068	408,761
Cross 2026-Nqm2 Mtg Tr Series 2026-NQM2 Class A1FC, 4.735% 3/25/2061 (d)(i)	495,468	491,854
Fannie Mae Guaranteed REMIC Series 2017-32 Class PA, 2.7% 5/25/2047	4,334,181	3,975,657
Fannie Mae Guaranteed REMIC Series 2017-37 Class AB, 2.55% 9/25/2046	837,232	766,901
Fannie Mae Guaranteed REMIC Series 2020-51 Class BA, 2% 6/25/2046	762,117	694,387
Fannie Mae Guaranteed REMIC Series 2021-21 Class HG, 2% 11/25/2047	358,335	320,958
Fannie Mae Guaranteed REMIC Series 2021-45 Class DA, 3% 7/25/2051	561,649	499,173
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	100,330	85,210
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	106,622	90,554
Fannie Mae Guaranteed REMIC Series 2021-69 Class JK, 1.5% 10/25/2051	315,480	269,424
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	87,387	77,910
Fannie Mae Guaranteed REMIC Series 2021-95 Class BA, 2.5% 6/25/2049	969,543	861,466
Fannie Mae Guaranteed REMIC Series 2021-95, 2.5% 9/25/2048	637,647	571,045
Fannie Mae Guaranteed REMIC Series 2021-96 Class AH, 2.5% 3/25/2049	1,452,729	1,294,971
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	138,090	122,278
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	316,982	295,339
Fannie Mae Guaranteed REMIC Series 2022-11 Class B, 3% 6/25/2049	377,677	350,600
Fannie Mae Guaranteed REMIC Series 2022-13 Class HA, 3% 8/25/2046	271,383	258,096
Fannie Mae Guaranteed REMIC Series 2022-13 Class JA, 3% 5/25/2048	317,368	296,025
Fannie Mae Guaranteed REMIC Series 2022-18 Class DL, 3.25% 7/25/2046	601,601	572,782
Fannie Mae Guaranteed REMIC Series 2022-2 Class TH, 2.5% 2/25/2052	176,524	163,223
Fannie Mae Guaranteed REMIC Series 2022-25 Class AB, 4% 9/25/2047	431,763	423,660
Fannie Mae Guaranteed REMIC Series 2022-3 Class D, 2% 2/25/2048	923,805	832,174
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	2,525,725	2,267,369
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	99,924	88,893
Fannie Mae Guaranteed REMIC Series 2022-49 Class TC, 4% 12/25/2048	263,091	259,293
Fannie Mae Guaranteed REMIC Series 2022-5 Class BA, 2.5% 12/25/2049	409,665	359,083
Fannie Mae Guaranteed REMIC Series 2022-5 Class DA, 2.25% 11/25/2047	1,124,049	1,013,674
Fannie Mae Guaranteed REMIC Series 2022-53 Class FG, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4619% 8/25/2052 (c)(d)	1,011,492	998,961
Fannie Mae Guaranteed REMIC Series 2022-56 Class FJ, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4619% 9/25/2052 (c)(d)	2,101,266	2,070,345
Fannie Mae Guaranteed REMIC Series 2022-64 Class GF, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4619% 10/25/2052 (c)(d)	685,408	675,842
Fannie Mae Guaranteed REMIC Series 2022-67 Class FA, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4619% 10/25/2052 (c)(d)	2,436,636	2,406,533
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	448,071	417,610
Fannie Mae Guaranteed REMIC Series 2022-7 Class E, 2.5% 11/25/2047	917,735	837,731
Fannie Mae Guaranteed REMIC Series 2022-9 Class DJ, 3.25% 3/25/2049	342,080	319,258
Fannie Mae Guaranteed REMIC Series 2023-53 Class FD, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.1619% 11/25/2053 (c)(d)	495,123	503,031
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.1119% 11/25/2053 (c)(d)	1,164,152	1,180,104
Fannie Mae Guaranteed REMIC Series 2023-56 Class FC, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.1619% 11/25/2053 (c)(d)	253,794	257,084
Fannie Mae Guaranteed REMIC Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.1919% 7/25/2054 (c)(d)	535,057	540,335
Fannie Mae Guaranteed REMIC Series 2024-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8619% 9/25/2053 (c)(d)	566,791	570,731
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8619% 12/25/2054 (c)(d)	1,894,722	1,903,736
Fannie Mae Guaranteed REMIC Series 2024-93 Class FG, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7619% 12/25/2054 (c)(d)	1,156,796	1,164,256
Fannie Mae Mortgage pass-thru certificates Series 1999-57 Class PH, 6.5% 12/25/2029	8,547	8,721
Fannie Mae Mortgage pass-thru certificates Series 2020-55 Class A, 2% 5/25/2043	350,841	327,679
Fannie Mae Mortgage pass-thru certificates Series 2020-63 Class DA, 2% 9/25/2045	180,890	167,754
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8619% 6/25/2054 (c)(d)	856,310	860,247
Fannie Mae Mortgage pass-thru certificates Series 2025-33 Class FC, U.S. 30-Day Avg. SOFR Index + 1.6%, 5.2619% 8/25/2054 (c)(d)	1,061,488	1,076,314
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8619% 9/25/2054 (c)(d)	470,523	472,560
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0619% 2/25/2055 (c)(d)	589,675	593,730
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0619% 9/25/2054 (c)(d)	689,316	693,745
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8619% 2/25/2055 (c)(d)	1,009,308	1,015,360
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.8119% 2/25/2055 (c)(d)	479,792	482,375
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	862,360	852,313
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	291,201	259,804
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	78,978	70,203
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	297,267	265,516
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5165 Class PC, 1.5% 11/25/2051	391,265	337,470
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5001 Class A, 2% 1/25/2045	218,133	206,302
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5141 Class JM, 1.5% 4/25/2051	238,799	203,886
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class AD, 1.5% 10/25/2051	313,098	269,348
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class PC, 1.5% 10/25/2051	308,981	263,271
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	295,485	261,647
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	503,602	441,537
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	98,560	89,648
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	673,839	603,818
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	244,640	217,024
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	226,479	201,010
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	239,291	217,517
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	190,227	168,782
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	116,475	101,946
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	190,229	168,782
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	181,448	165,074
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	841,636	768,938
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	194,427	177,047
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5209 Class EA, 3% 8/25/2050	492,184	454,202
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5209 Class EJ, 3% 8/25/2050	492,184	454,202
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	310,935	312,821
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5237 Class FP, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.2119% 7/25/2052 (c)(d)	194,075	190,932
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5250 Class FA, U.S. 30-Day Avg. SOFR Index + 0.67%, 4.3319% 8/25/2052 (c)(d)	429,566	425,455
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5254 Class FG, U.S. 30-Day Avg. SOFR Index + 0.75%, 4.4119% 9/25/2052 (c)(d)	740,980	730,397
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	766,967	764,789
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5330 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.7119% 8/25/2053 (c)(d)	966,154	968,421
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5354 Class FC, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.1119% 10/25/2053 (c)(d)	742,440	752,395
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5425 Class FK, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8619% 6/25/2054 (c)(d)	655,925	659,685
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5459 Class FD, U.S. 30-Day Avg. SOFR Index + 1%, 4.6619% 10/25/2054 (c)(d)	874,796	878,771
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5476 Class FB, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7619% 11/25/2054 (c)(d)	1,727,272	1,737,127
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.8119% 2/25/2055 (c)(d)	2,042,986	2,050,528
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8619% 2/25/2055 (c)(d)	345,886	346,229
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 4.9119% 10/25/2054 (c)(d)	719,546	723,572
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.8119% 2/25/2055 (c)(d)	684,962	688,638
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5529 Class CF, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.7119% 4/25/2055 (c)(d)	876,602	878,279
Ginnie Mae REMIC pass-thru certificates Series 2007-35 Class SC, CME Term SOFR 1 month Index + 39.5131%, 17.4781% 6/16/2037 (c)(d)	2,479	2,768
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (i)	398,817	389,893
GS Mortgage-Backed Securities Trust Series 2024-RPL4 Class A1, 3.9% 9/25/2061 (i)(j)	169,385	167,397
J P Morgan Mortgage Trust Series 2026-NQX1 Class A1, 5.5% 7/25/2066 (d)(i)	1,100,000	1,100,063
JP Morgan Mortgage Trust Series 2025-NQM2 Class A1, 5.567% 9/25/2065 (d)(i)	586,874	589,271
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (d)(i)	413,241	392,932
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM3 Class A1, 5.53% 5/25/2070 (d)(i)	569,304	571,320
Morgan Stanley Residential Mortgage Loan Trust Series 2026-NQM3 Class A1FC, 5.134% 3/25/2071 (d)(i)	300,000	299,387
New Residential Mortgage Loan Trust Series 2025-NQM7 Class A1FC, 4.949% 10/26/2065 (d)(i)	565,198	563,286
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (i)	942,694	888,522
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (i)	558,993	527,121
OBX Trust Series 2025-NQM10 Class A1, 5.453% 5/25/2065 (i)(j)	1,032,118	1,034,633
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (i)	5,895	5,887
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (i)	101,658	100,231
Ocwen Loan Investment Trust Series 2025-HB2 Class A, 3% 11/25/2038 (d)(i)	781,410	761,741
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (i)	228,170	227,770
PRET Series 2025-RPL3 Class A1, 4.15% 4/25/2065 (i)(j)	830,433	809,698
PRPM Trust Series 2025-RCF3 Class A1, 5.25% 7/25/2055 (d)(i)	471,939	470,896
PRPM LLC Series 2024-RCF3 Class A1, 4% 5/25/2054 (i)	795,236	785,190
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (i)	248,981	245,926
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (d)(i)	993,082	966,795
Rco Mortgage LLC Series 2026-1 Class A1, 5.5358% 3/25/2031 (d)(i)	1,000,000	996,899
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 4.9277% 7/20/2034 (c)(d)	720	672
Towd Point Mortgage Trust Series 2018-1 Class A2, 3.25% 1/25/2058 (i)	700,000	686,834
Towd Point Mortgage Trust Series 2022-1 Class A1, 3.75% 7/25/2062 (i)	1,056,288	1,010,446
Verus Securitization Trust Series 2025-6 Class A1, 5.417% 7/25/2070 (i)(j)	865,678	868,080
Verus Securitization Trust Series 2026-2 Class A1FC, 4.507% 2/25/2071 (i)(j)	1,783,796	1,765,531
TOTAL UNITED STATES		82,334,767
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $81,742,388)		82,334,767

Commercial Mortgage Securities - 5.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 5.1%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.4156% 6/15/2040 (c)(d)(i)	2,180,000	2,185,450
Ares Commercial Mortgage Trust Series 2026-GCP Class A, CME Term SOFR 1 month Index + 1.25%, 4.9225% 2/15/2043 (c)(d)(i)	1,708,000	1,703,194
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (i)	1,598,032	1,549,743
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (i)	491,000	469,687
BANK Series 2017-BNK5 Class ASB, 3.179% 6/15/2060	362,134	359,956
BANK Series 2018-BN10 Class A4, 3.428% 2/15/2061	1,306,853	1,285,758
BANK Series 2018-BN10 Class ASB, 3.641% 2/15/2061	167,503	166,506
BANK Series 2019-BN19 Class ASB, 3.071% 8/15/2061	567,769	557,187
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	373,546	352,013
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052	149,197	145,122
BANK Series 2021-BN33 Class XA, 1.0237% 5/15/2064 (d)(l)	13,139,309	458,864
BANK Series 2023-BNK46 Class A4, 5.745% 8/15/2056	900,000	936,656
BANK5 Series 2025-5YR19 Class XB, 0.5998% 12/15/2058 (d)(l)	2,300,000	63,884
BANK5 Series 2026-5YR20 Class A3, 5.104% 2/15/2059	900,000	913,070
BANK5 Series 2026-5YR21 Class A3, 5.525% 4/15/2059	1,500,000	1,546,035
Barings Issuer LLC Series 2026-SBP Class A, 4.82% 2/26/2059 (i)	3,632,605	3,605,229
BBCMS Mortgage Trust Series 2022-C14 Class ASB, 2.901% 2/15/2055	660,000	625,251
BBCMS Mortgage Trust Series 2023-C21 Class A3, 6.2961% 9/15/2056 (d)	1,817,000	1,898,034
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	778,315	769,666
Benchmark Mortgage Trust Series 2018-B8 Class A5, 4.2317% 1/15/2052	5,335,798	5,247,082
Benchmark Mortgage Trust Series 2019-B10 Class A4, 3.717% 3/15/2062	1,021,545	993,734
Benchmark Mortgage Trust Series 2021-B27 Class XA, 1.2319% 7/15/2054 (d)(l)	2,693,105	119,267
Benchmark Mortgage Trust Series 2026-V20 Class A3, 5.184% 2/15/2059	900,000	916,108
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.0147% 3/15/2041 (c)(d)(i)	1,455,458	1,455,800
BMO Mortgage Trust Series 2022-C3 Class ASB, 5.3251% 9/15/2054 (d)	700,000	717,932
BMO Mortgage Trust Series 2025-5C13 Class A2, 4.7355% 12/15/2058	600,000	599,309
BMP Commercial Mortgage Trust Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.0445% 6/15/2041 (c)(d)(i)	2,329,000	2,327,545
BMP Commercial Mortgage Trust Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 5.3141% 6/15/2041 (c)(d)(i)	1,150,000	1,149,281
BMP Commercial Mortgage Trust Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 5.5138% 6/15/2041 (c)(d)(i)	813,000	812,746
BX 2019 Trust Series 2019-OC11 Class XA, 0.742% 12/9/2041 (d)(i)(l)	61,700,000	1,458,687
BX 2025-DIME Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 4.8225% 2/15/2035 (c)(d)(i)	3,350,000	3,332,621
BX 2025-ROIC Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.8163% 3/15/2030 (c)(d)(i)	10,946,016	10,891,286
BX 2025-ROIC Trust Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.066% 3/15/2030 (c)(d)(i)	1,302,981	1,292,394
BX 2025-ROIC Trust Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.2158% 3/15/2030 (c)(d)(i)	1,834,909	1,818,900
BX Commercial Mortgage 2025 Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.1159% 4/15/2040 (c)(d)(i)	6,319,295	6,320,278
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 4.7193% 4/15/2034 (c)(d)(i)	1,082,836	1,077,422
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 5.0193% 4/15/2034 (c)(d)(i)	1,864,321	1,850,339
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 5.3193% 4/15/2034 (c)(d)(i)	1,232,474	1,221,690
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 5.6193% 4/15/2034 (c)(d)(i)	1,293,785	1,280,847
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 4.4766% 10/15/2036 (c)(d)(i)	5,017,787	5,005,243
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 4.6863% 10/15/2036 (c)(d)(i)	733,467	731,175
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 4.8861% 10/15/2036 (c)(d)(i)	981,551	977,870
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 5.0858% 10/15/2036 (c)(d)(i)	952,598	947,835
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 5.735% 10/15/2036 (c)(d)(i)	3,312,521	3,289,747
BX Commercial Mortgage Trust Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.1635% 4/15/2037 (c)(d)(i)	1,947,733	1,947,733
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 4.6854% 2/15/2039 (c)(d)(i)	383,104	382,864
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 4.9848% 2/15/2039 (c)(d)(i)	1,404,350	1,403,473
BX Commercial Mortgage Trust Series 2022-LP2 Class C, CME Term SOFR 1 month Index + 1.5617%, 5.2342% 2/15/2039 (c)(d)(i)	1,404,350	1,403,473
BX Commercial Mortgage Trust Series 2022-LP2 Class D, CME Term SOFR 1 month Index + 1.9608%, 5.6333% 2/15/2039 (c)(d)(i)	1,404,350	1,403,473
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.9653% 12/15/2039 (c)(d)(i)	1,171,483	1,171,483
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.3138% 5/15/2041 (d)(i)	3,528,214	3,528,214
BX Commercial Mortgage Trust Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.0642% 3/15/2041 (c)(d)(i)	5,740,584	5,747,160
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8725% 3/15/2043 (c)(d)(i)	5,244,000	5,230,909
BX Commercial Mortgage Trust Series 2026-XL6 Class B, CME Term SOFR 1 month Index + 1.45%, 5.1225% 3/15/2043 (c)(d)(i)	693,000	687,796
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 4.4234% 10/15/2026 (c)(d)(i)	787,848	786,864
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 4.8375% 2/15/2036 (c)(d)(i)	300,000	299,813
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 5.6125% 4/15/2037 (c)(d)(i)	1,685,794	1,686,321
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 5.9625% 4/15/2037 (c)(d)(i)	380,607	380,845
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 6.5115% 4/15/2037 (c)(d)(i)	318,701	318,999
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.1144% 4/15/2041 (c)(d)(i)	4,288,465	4,289,897
BX Trust Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 5.364% 4/15/2041 (c)(d)(i)	683,730	683,303
BX Trust Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 5.6137% 4/15/2041 (c)(d)(i)	567,518	567,163
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.1145% 2/15/2039 (c)(d)(i)	3,182,347	3,185,967
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 5.4641% 2/15/2039 (c)(d)(i)	398,792	399,042
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 5.3637% 3/15/2041 (c)(d)(i)	1,122,800	1,122,800
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 5.6134% 3/15/2041 (c)(d)(i)	1,491,000	1,491,000
BX Trust Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.0725% 6/15/2035 (c)(d)(i)	1,203,000	1,203,000
BX Trust Series 2026-ALOHA Class A, 5.05% 4/15/2043 (d)(i)	4,116,000	4,116,000
Cent Trust Series 2025-CITY Class A, 4.92% 7/10/2040 (d)(i)	2,587,000	2,605,561
Cent Trust Series 2025-CITY Class X, 0.2082% 7/10/2040 (i)	23,900,000	151,734
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (i)	5,298,936	4,262,329
Citigroup Commercial Mortgage Trust Series 2016-C1 Class A4, 3.209% 5/10/2049	379,667	379,116
Citigroup Commercial Mortgage Trust Series 2020-GC46 Class AAB, 2.614% 2/15/2053	551,401	533,488
COMM Mortgage Trust Series 2017-COR2 Class ASB, 3.317% 9/10/2050	175,443	174,229
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	2,174,228	2,162,384
CSTL Commercial Mortgage Trust Series 2026-GATE3 Class A, 4.6945% 2/10/2043 (d)(i)	300,000	296,799
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 6.038% 1/15/2041 (d)(i)	775,000	783,742
ELP Series 2025-ELP Class A, 4.2969% 11/13/2042 (d)(i)	2,136,000	2,110,654
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 4.9725% 10/15/2042 (c)(d)(i)	6,440,000	6,440,000
Extended Stay America Trust Series 2025-ESH Class B, CME Term SOFR 1 month Index + 1.6%, 5.2725% 10/15/2042 (c)(d)(i)	1,145,000	1,146,431
Extended Stay America Trust Series 2025-ESH Class C, CME Term SOFR 1 month Index + 1.85%, 5.5225% 10/15/2042 (c)(d)(i)	560,000	560,875
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8725% 2/15/2043 (c)(d)(i)	5,762,781	5,762,781
Extended Stay America Trust Series 2026-ESH2 Class B, CME Term SOFR 1 month Index + 1.4%, 5.0725% 2/15/2043 (c)(d)(i)	591,435	591,990
Extended Stay America Trust Series 2026-ESH2 Class C, CME Term SOFR 1 month Index + 1.6%, 5.2725% 2/15/2043 (c)(d)(i)	401,225	401,851
Fannie Mae Guaranteed REMIC Series 2025-M4 Class A2, 4.389% 8/25/2035	1,100,000	1,082,736
Fannie Mae Mortgage pass-thru certificates Series 2018-M13 Class A2, 3.7544% 9/25/2030 (d)	138,155	135,642
Fannie Mae Mortgage pass-thru certificates Series 2025-M2 Class A2, 4.62% 4/25/2030	3,600,000	3,637,568
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K069 Class A2, 3.187% 9/25/2027	482,893	476,802
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K070 Class A2, 3.303% 11/25/2027	1,400,000	1,383,029
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K071 Class A2, 3.286% 11/25/2027	1,000,000	987,772
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K073 Class A2, 3.35% 1/25/2028	1,600,000	1,579,762
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K074 Class A2, 3.6% 1/25/2028	3,377,112	3,345,591
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K076 Class A2, 3.9% 4/25/2028	700,000	696,413
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K081 Class A2, 3.9% 8/25/2028	500,000	497,036
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K083 Class A2, 4.05% 9/25/2028	600,000	598,381
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K740 Class A2, 1.47% 9/25/2027	1,400,000	1,349,567
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K141 Class A2, 2.25% 2/25/2032	3,700,000	3,308,068
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K753 Class A2, 4.4% 10/25/2030	800,000	803,925
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K521 Class AS, U.S. 30-Day Avg. SOFR Index + 0.52%, 4.1889% 3/25/2029 (c)(d)	1,693,779	1,689,353
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K543 Class A2, 4.329% 6/25/2030 (d)	900,000	902,539
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K544 Class A2, 4.266% 7/25/2030 (d)	600,000	600,191
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class A2, 4.361% 5/25/2030 (d)	700,000	702,222
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K547 Class A2, 4.421% 5/25/2030	3,000,000	3,018,880
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K548 Class A2, 4.32% 9/25/2030 (d)	1,600,000	1,603,518
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K549 Class A2, 4.34% 9/25/2030 (d)	200,000	200,600
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class A2, 4.165% 11/25/2030 (d)	600,000	596,959
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class AS, 4.2189% 10/25/2030 (d)	5,098,542	5,089,235
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K552 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.2089% 10/25/2030 (c)(d)	2,998,828	2,994,538
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K761 Class A2, 4.4% 6/25/2032	800,000	800,182
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K762 Class A2, 4.36% 9/25/2032	1,900,000	1,891,562
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K553 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.2089% 10/25/2030 (c)(d)	1,772,570	1,770,052
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K554 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1689% 10/25/2030 (c)(d)	1,499,656	1,497,543
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K555 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1689% 11/25/2030 (c)(d)	1,499,933	1,498,989
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K556 Class AS, U.S. 30-Day Avg. SOFR Index + 0.49%, 4.1589% 12/25/2030 (c)(d)	1,399,984	1,398,352
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K557 Class AS, 4.1689% 12/25/2030	2,300,000	2,299,985
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K558 Class AS, 4.1689% 11/25/2030 (d)	900,000	899,998
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050	277,161	273,957
GS Mortgage Securities Trust Series 2017-GS8 Class AAB, 3.313% 11/10/2050	294,631	293,067
GS Mortgage Securities Trust Series 2018-GS10 Class A4, 3.89% 7/10/2051	600,000	591,978
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	700,000	693,289
GS Mortgage Securities Trust Series 2018-GS10 Class AAB, 4.106% 7/10/2051	82,162	81,898
GS Mortgage Securities Trust Series 2019-GSA1 Class A4, 3.0479% 11/10/2052	500,000	473,961
HAVN Trust Series 2025-MOB Class A, CME Term SOFR 1 month Index + 1.7%, 5.3725% 10/15/2035 (c)(d)(i)	600,000	596,250
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 4.5536% 11/5/2037 (d)(i)	1,885,000	1,878,743
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (i)	277,000	264,183
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (i)	505,398	343,888
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (i)(k)	715,868	427,174
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class ASB, 3.4743% 12/15/2049 (d)	418,560	417,301
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050	69,452	69,058
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 4.9678% 5/15/2039 (c)(d)(i)	5,702,564	5,502,974
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 5.4664% 5/15/2039 (c)(d)(i)	4,064,838	3,729,489
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 5.7656% 5/15/2039 (c)(d)(i)	2,311,651	2,057,369
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.2144% 5/15/2039 (c)(d)(i)	2,054,528	1,684,713
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 4.8875% 3/15/2038 (c)(d)(i)	67,118	66,446
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.1875% 3/15/2038 (c)(d)(i)	611,979	569,141
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 5.5375% 3/15/2038 (c)(d)(i)	534,885	484,071
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	4,407,809	4,339,659
Morgan Stanley Capital I Trust Series 2024-NSTB Class A, 3.9% 9/24/2057 (d)(i)	1,866,478	1,840,788
Natixis Commercial Mortgage Securities Trust Series 2020-2PAC Class A, 2.966% 12/15/2038 (i)	1,699,236	1,656,411
Plym Commercial Mortgage Trust Series 2026-IND Class A, CME Term SOFR 1 month Index + 1.25%, 4.9225% 3/15/2043 (c)(d)(i)	6,099,000	6,068,505
Plym Commercial Mortgage Trust Series 2026-IND Class B, CME Term SOFR 1 month Index + 1.45%, 5.1225% 3/15/2043 (c)(d)(i)	906,000	899,208
Plym Commercial Mortgage Trust Series 2026-IND Class C, CME Term SOFR 1 month Index + 1.65%, 5.3% 3/15/2043 (c)(d)(i)	1,005,000	996,206
Providence Place Group LP Series 2000-C1 Class A2, 7.75% 7/20/2028 (i)	875,280	889,196
SCG Trust Series 2025-FLWR Class A, CME Term SOFR 1 month Index + 1.25%, 4.9225% 8/15/2042 (c)(d)(i)	700,000	698,688
SCMS Series 2025-BNC1 Class A2, 4.5016% 12/15/2057 (i)	1,600,000	1,592,691
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.9154% 12/15/2039 (c)(d)(i)	4,179,000	4,172,471
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.2649% 12/15/2039 (c)(d)(i)	910,000	906,587
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 5.6644% 12/15/2039 (c)(d)(i)	671,000	670,161
UBS Commercial Mortgage Trust Series 2018-C9 Class A4, 4.117% 3/15/2051	300,000	295,402
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (i)	3,269,943	2,785,914
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (i)	256,512	209,351
Wells Fargo Commercial Mortgage Trust Series 2016-LC25 Class A3, 3.374% 12/15/2059	1,048,202	1,042,866
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class ASB, 2.651% 2/15/2053	413,021	400,717
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 4.9875% 5/15/2031 (c)(d)(i)	2,496,000	2,494,915
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3, 5.928% 7/15/2057	800,000	827,252
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.2704% 3/15/2038 (d)(i)	2,300,000	2,299,304
TOTAL UNITED STATES		252,150,231
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $256,745,459)		252,150,231

Fixed-Income Funds - 1.7%
	Shares	Value ($)
Fidelity Specialized High Income Central Fund (m) (Cost $86,028,889)	938,218	83,191,771

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a)	Value ($)
SAUDI ARABIA - 0.1%
Kingdom of Saudi Arabia 3.25% 10/22/2030 (i)	1,788,000	1,673,425
Kingdom of Saudi Arabia 4.5% 4/22/2060 (i)	1,363,000	1,040,650
TOTAL SAUDI ARABIA		2,714,075
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,448,705)		2,714,075

Non-Convertible Corporate Bonds - 21.1%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Commonwealth Bank of Australia 3.61% 9/12/2034 (d)(i)	1,485,000	1,426,245
Westpac Banking Corp 4.11% 7/24/2034 (d)	2,107,000	2,054,407

TOTAL AUSTRALIA		3,480,652
CANADA - 0.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc 4.7% 10/7/2030 (i)	393,000	388,857
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canadian Natural Resources Ltd 5.85% 2/1/2035	1,417,000	1,477,830
Cenovus Energy Inc 4.65% 3/20/2031	957,000	950,380
Cenovus Energy Inc 5.4% 3/20/2036	737,000	733,196
Enbridge Inc 4.25% 12/1/2026	1,006,000	1,005,513
TOTAL ENERGY		4,166,919
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 3.55% 6/15/2026	1,074,000	1,071,532
TOTAL CANADA		5,627,308
FRANCE - 0.2%
Financials - 0.2%
Banks - 0.2%
BNP Paribas SA 5.786% 1/13/2033 (d)(i)	4,420,000	4,565,958
Societe Generale SA 5.5% 4/13/2029 (d)(i)	3,018,000	3,063,086

TOTAL FRANCE		7,629,044
GERMANY - 0.1%
Financials - 0.0%
Capital Markets - 0.0%
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (d)	2,000,000	2,009,420
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
RWE Finance US LLC 5.125% 9/18/2035 (i)	2,798,000	2,720,229
TOTAL GERMANY		4,729,649
IRELAND - 0.5%
Financials - 0.3%
Consumer Finance - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	2,289,000	2,263,786
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	2,397,000	2,307,315
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	2,564,000	2,328,691
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	7,503,000	7,644,235
TOTAL FINANCIALS		14,544,027
Industrials - 0.2%
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd 4.25% 4/15/2026 (i)	897,000	896,949
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (i)	2,653,000	2,652,862
Avolon Holdings Funding Ltd 4.7% 1/30/2031 (i)	2,500,000	2,449,739
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (i)	326,000	327,177
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (i)	1,774,000	1,793,343
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (i)	3,966,000	4,082,224
TOTAL INDUSTRIALS		12,202,294
TOTAL IRELAND		26,746,321
JAPAN - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NTT Finance Corp 4.567% 7/16/2027 (i)	609,000	610,386
NTT Finance Corp 4.62% 7/16/2028 (i)	616,000	618,342
NTT Finance Corp 4.876% 7/16/2030 (i)	1,621,000	1,631,248

TOTAL JAPAN		2,859,976
MEXICO - 0.8%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Petroleos Mexicanos 5.95% 1/28/2031	3,652,000	3,492,955
Petroleos Mexicanos 6.35% 2/12/2048	7,493,000	5,726,525
Petroleos Mexicanos 6.5% 1/23/2029	3,157,000	3,165,177
Petroleos Mexicanos 6.7% 2/16/2032	11,763,000	11,513,037
Petroleos Mexicanos 6.75% 9/21/2047	6,872,000	5,486,948
Petroleos Mexicanos 6.95% 1/28/2060	4,473,000	3,516,225
Petroleos Mexicanos 7.69% 1/23/2050	9,202,000	7,973,533

TOTAL MEXICO		40,874,400
NETHERLANDS - 0.4%
Financials - 0.3%
Banks - 0.3%
ABN AMRO Bank NV 4.988% 12/3/2028 (d)(i)	13,000,000	13,095,480
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032	1,390,000	1,371,123
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035	4,007,000	3,994,860
TOTAL INFORMATION TECHNOLOGY		5,365,983
TOTAL NETHERLANDS		18,461,463
QATAR - 0.0%
Utilities - 0.0%
Gas Utilities - 0.0%
Nakilat Inc 6.067% 12/31/2033 (i)	721,606	720,596
SWITZERLAND - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
UBS Group AG 1.494% 8/10/2027 (d)(i)	3,309,000	3,273,335
UBS Group AG 3.869% 1/12/2029 (d)(i)	2,282,000	2,255,719
UBS Group AG 4.194% 4/1/2031 (d)(i)	5,461,000	5,343,114
UBS Group AG 4.55% 4/17/2026	1,462,000	1,461,985
		12,334,153
Insurance - 0.0%
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (d)(i)	600,000	592,958
TOTAL SWITZERLAND		12,927,111
UNITED KINGDOM - 0.6%
Consumer Staples - 0.2%
Tobacco - 0.2%
BAT Capital Corp 6.421% 8/2/2033	1,907,000	2,068,152
Imperial Brands Finance PLC 6.125% 7/27/2027 (i)	1,890,000	1,928,323
Reynolds American Inc 5.7% 8/15/2035	689,000	708,200
Reynolds American Inc 6.15% 9/15/2043	2,271,000	2,286,972
Reynolds American Inc 7.25% 6/15/2037	1,681,000	1,913,470
TOTAL CONSUMER STAPLES		8,905,117
Financials - 0.4%
Banks - 0.4%
Barclays PLC 4.219% 5/24/2030 (d)	3,912,000	3,851,337
Barclays PLC 5.088% 6/20/2030 (d)	4,171,000	4,184,438
Barclays PLC 5.2% 5/12/2026	3,533,000	3,535,261
Barclays PLC 5.829% 5/9/2027 (d)	1,900,000	1,902,056
Barclays PLC 6.224% 5/9/2034 (d)	1,900,000	1,992,535
NatWest Group PLC 3.073% 5/22/2028 (d)	2,640,000	2,597,589
TOTAL FINANCIALS		18,063,216
Industrials - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC 3.4% 4/15/2030 (i)	1,287,000	1,234,085
TOTAL UNITED KINGDOM		28,202,418
UNITED STATES - 18.1%
Communication Services - 1.3%
Diversified Telecommunication Services - 0.5%
AT&T Inc 2.55% 12/1/2033	8,483,000	7,178,632
AT&T Inc 4.3% 2/15/2030	979,000	972,790
AT&T Inc 4.4% 4/30/2031	961,000	951,312
AT&T Inc 4.75% 5/15/2046	10,884,000	9,145,082
Verizon Communications Inc 2.55% 3/21/2031	3,143,000	2,853,429
Verizon Communications Inc 4.75% 1/15/2033	2,625,000	2,592,549
		23,693,794
Media - 0.7%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032	545,000	467,380
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033	1,226,000	1,146,188
Charter Communications Operating LLC / Charter Communications Operating Capital 4.8% 3/1/2050	448,000	331,231
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	1,180,000	1,185,967
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	10,656,000	8,574,758
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063	1,435,000	1,108,284
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048	1,090,000	909,060
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	2,136,000	2,212,578
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045	1,557,000	1,435,500
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	1,726,000	1,791,854
Time Warner Cable LLC 4.5% 9/15/2042	525,000	394,248
Time Warner Cable LLC 5.5% 9/1/2041	965,000	831,687
Time Warner Cable LLC 5.875% 11/15/2040	852,000	772,113
Time Warner Cable LLC 6.55% 5/1/2037	11,472,000	11,566,023
Time Warner Cable LLC 7.3% 7/1/2038	2,146,000	2,245,521
		34,972,392
Wireless Telecommunication Services - 0.1%
T-Mobile USA Inc 3.75% 4/15/2027	3,463,000	3,441,563
T-Mobile USA Inc 3.875% 4/15/2030	5,007,000	4,876,172
		8,317,735
TOTAL COMMUNICATION SERVICES		66,983,921
Consumer Discretionary - 0.2%
Specialty Retail - 0.2%
AutoNation Inc 4.75% 6/1/2030	434,000	430,915
AutoZone Inc 4% 4/15/2030	3,015,000	2,942,413
Lowe's Cos Inc 3.35% 4/1/2027	384,000	380,978
Lowe's Cos Inc 3.75% 4/1/2032	1,183,000	1,119,411
Lowe's Cos Inc 4.5% 4/15/2030	2,166,000	2,167,671
O'Reilly Automotive Inc 4.2% 4/1/2030	668,000	659,901
O'Reilly Automotive Inc 5.1% 3/12/2036	1,456,000	1,436,941
TOTAL CONSUMER DISCRETIONARY		9,138,230
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.2%
Kroger Co/The 5% 9/15/2034	2,170,000	2,142,578
Mars Inc 4.8% 3/1/2030 (i)	3,145,000	3,178,098
Mars Inc 5% 3/1/2032 (i)	2,361,000	2,389,035
Mars Inc 5.2% 3/1/2035 (i)	1,962,000	1,980,680
		9,690,391
Food Products - 0.0%
General Mills Inc 2.875% 4/15/2030	408,000	380,594
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 3% 5/15/2032	1,490,000	1,324,070
		1,704,664
Tobacco - 0.1%
Altria Group Inc 4.25% 8/9/2042	3,140,000	2,557,871
Altria Group Inc 4.5% 5/2/2043	2,104,000	1,748,007
Altria Group Inc 4.8% 2/14/2029	575,000	579,650
Altria Group Inc 5.95% 2/14/2049	753,000	730,068
		5,615,596
TOTAL CONSUMER STAPLES		17,010,651
Energy - 1.6%
Energy Equipment & Services - 0.0%
Halliburton Co 4.85% 11/15/2035	1,223,000	1,189,343
Oil, Gas & Consumable Fuels - 1.6%
Columbia Pipelines Holding Co LLC 4.999% 11/17/2032 (i)	4,900,000	4,867,727
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (i)	547,000	572,548
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (i)	1,473,000	1,552,050
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (i)	440,000	459,410
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (i)	793,000	831,885
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (i)	475,000	510,859
DCP Midstream Operating LP 5.6% 4/1/2044	697,000	663,301
DCP Midstream Operating LP 6.45% 11/3/2036 (i)	1,406,000	1,488,771
Energy Transfer LP 3.75% 5/15/2030	1,314,000	1,270,188
Energy Transfer LP 5% 5/15/2050	766,000	635,684
Energy Transfer LP 5.25% 4/15/2029	1,165,000	1,186,553
Energy Transfer LP 5.8% 6/15/2038	1,282,000	1,295,903
Hess Corp 4.3% 4/1/2027	2,776,000	2,777,611
Hess Corp 7.125% 3/15/2033	569,000	648,229
Hess Corp 7.3% 8/15/2031	762,000	861,126
Hess Corp 7.875% 10/1/2029	2,490,000	2,781,289
Kinder Morgan Energy Partners LP 6.55% 9/15/2040	261,000	279,317
Kinder Morgan Inc 5.55% 6/1/2045	1,383,000	1,319,141
MPLX LP 4.8% 2/15/2029	640,000	645,327
MPLX LP 4.95% 9/1/2032	3,480,000	3,464,225
MPLX LP 5.5% 2/15/2049	1,917,000	1,732,641
Occidental Petroleum Corp 6.2% 3/15/2040	965,000	985,587
Occidental Petroleum Corp 6.45% 9/15/2036	2,612,000	2,790,919
Occidental Petroleum Corp 6.6% 3/15/2046	3,240,000	3,355,974
Occidental Petroleum Corp 7.5% 5/1/2031	4,360,000	4,852,759
ONEOK Inc 4.25% 9/24/2027	1,093,000	1,090,166
ONEOK Inc 4.4% 10/15/2029	1,143,000	1,135,456
ONEOK Inc 4.75% 10/15/2031	2,223,000	2,199,385
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	751,000	726,736
Plains All American Pipeline LP / PAA Finance Corp 4.7% 1/15/2031	2,924,000	2,915,102
Sabine Pass Liquefaction LLC 4.5% 5/15/2030	4,528,000	4,495,125
Targa Resources Corp 4% 4/15/2031	1,438,000	1,407,742
Targa Resources Corp 4.35% 1/15/2029	1,222,000	1,216,882
Targa Resources Corp 4.9% 9/15/2030	1,607,000	1,620,577
Targa Resources Corp 5.65% 2/15/2036	3,869,000	3,925,852
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030	577,000	548,482
Western Gas Partners LP 4.5% 3/1/2028	1,136,000	1,135,315
Western Gas Partners LP 4.65% 7/1/2026	5,141,000	5,141,000
Western Gas Partners LP 4.75% 8/15/2028	656,000	657,936
Williams Cos Inc/The 3.5% 11/15/2030	4,829,000	4,589,276
Williams Cos Inc/The 4.65% 8/15/2032	3,633,000	3,589,648
Williams Cos Inc/The 5.3% 8/15/2052	824,000	741,326
		78,965,030
TOTAL ENERGY		80,154,373
Financials - 8.4%
Banks - 4.2%
Bank of America Corp 2.299% 7/21/2032 (d)	8,618,000	7,607,405
Bank of America Corp 3.419% 12/20/2028 (d)	10,766,000	10,576,211
Bank of America Corp 4.25% 10/22/2026	2,419,000	2,417,760
Bank of America Corp 4.623% 5/9/2029 (d)	8,681,000	8,718,741
Bank of America Corp 5.015% 7/22/2033 (d)	18,422,000	18,530,820
Bank of America Corp 5.425% 8/15/2035 (d)	6,500,000	6,484,810
Citigroup Inc 4.3% 11/20/2026	983,000	983,164
Citigroup Inc 4.412% 3/31/2031 (d)	6,030,000	5,961,072
Citigroup Inc 4.45% 9/29/2027	9,708,000	9,708,275
Citigroup Inc 4.91% 5/24/2033 (d)	5,644,000	5,618,448
Citizens Financial Group Inc 2.638% 9/30/2032	2,757,000	2,354,025
Citizens Financial Group Inc 5.718% 7/23/2032 (d)	5,882,000	6,046,149
Fifth Third Bancorp 4.895% 9/6/2030 (d)	4,500,000	4,515,005
JPMorgan Chase & Co 2.956% 5/13/2031 (d)	2,452,000	2,284,709
JPMorgan Chase & Co 4.493% 3/24/2031 (d)	7,267,000	7,227,758
JPMorgan Chase & Co 4.586% 4/26/2033 (d)	15,530,000	15,323,096
JPMorgan Chase & Co 4.912% 7/25/2033 (d)	4,507,000	4,510,110
JPMorgan Chase & Co 5.103% 4/22/2031 (d)	3,250,000	3,309,010
JPMorgan Chase & Co 5.14% 1/24/2031 (d)	15,000,000	15,274,520
JPMorgan Chase & Co 5.572% 4/22/2036 (d)	3,860,000	3,977,668
Morgan Stanley Private Bank NA 4.204% 11/17/2028 (d)	5,350,000	5,331,472
Morgan Stanley Private Bank NA 4.465% 11/19/2031 (d)	5,349,000	5,265,989
Morgan Stanley Private Bank NA 4.734% 7/18/2031 (d)	10,896,000	10,862,251
Santander Holdings USA Inc 2.49% 1/6/2028 (d)	3,241,000	3,186,102
Wells Fargo & Co 3.526% 3/24/2028 (d)	5,273,000	5,229,500
Wells Fargo & Co 4.478% 4/4/2031 (d)	8,118,000	8,047,865
Wells Fargo & Co 5.15% 4/23/2031 (d)	13,304,000	13,531,312
Wells Fargo & Co 5.244% 1/24/2031 (d)	6,240,000	6,360,939
Wells Fargo & Co 5.499% 1/23/2035 (d)	2,849,000	2,900,135
Wells Fargo & Co 5.605% 4/23/2036 (d)	3,890,000	3,980,744
		206,125,065
Capital Markets - 2.3%
Athene Global Funding 5.339% 1/15/2027 (i)	5,719,000	5,753,675
Athene Global Funding 5.583% 1/9/2029 (i)	3,798,000	3,832,921
Athene Global Funding U.S. SOFR Index + 0.95%, 4.5793% 4/19/2027 (c)(d)(i)	4,860,000	4,860,726
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (d)	5,355,000	4,727,253
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (d)	2,100,000	1,896,613
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (d)	23,641,000	23,431,947
Goldman Sachs Group Inc/The 3.8% 3/15/2030	8,794,000	8,545,932
Goldman Sachs Group Inc/The 6.75% 10/1/2037	1,275,000	1,375,311
Morgan Stanley 3.622% 4/1/2031 (d)	5,698,000	5,463,845
Morgan Stanley 3.625% 1/20/2027	6,245,000	6,218,904
Morgan Stanley 4.431% 1/23/2030 (d)	2,495,000	2,483,768
Morgan Stanley 4.708% 3/12/2032 (d)	10,000,000	9,932,669
Morgan Stanley 4.889% 7/20/2033 (d)	9,357,000	9,297,265
Morgan Stanley 5.192% 4/17/2031 (d)	5,842,000	5,929,005
Morgan Stanley 5.23% 1/15/2031 (d)	9,000,000	9,138,423
Morgan Stanley 5.664% 4/17/2036 (d)	2,337,000	2,393,701
MSCI Inc 5.15% 3/15/2036	980,000	949,210
MSCI Inc 5.25% 9/1/2035	3,656,000	3,581,258
		109,812,426
Consumer Finance - 0.5%
Ally Financial Inc 7.1% 11/15/2027	4,120,000	4,275,260
Capital One Financial Corp 3.273% 3/1/2030 (d)	3,538,000	3,406,763
Capital One Financial Corp 3.65% 5/11/2027	7,652,000	7,588,053
Capital One Financial Corp 4.1% 2/9/2027	1,620,000	1,616,185
Capital One Financial Corp 5.247% 7/26/2030 (d)	4,600,000	4,662,198
Ford Motor Credit Co LLC 4.97% 4/6/2029	959,000	947,168
Synchrony Financial 3.95% 12/1/2027	3,523,000	3,479,425
		25,975,052
Financial Services - 0.5%
Corebridge Financial Inc 3.65% 4/5/2027	3,963,000	3,927,067
Corebridge Financial Inc 3.85% 4/5/2029	1,606,000	1,567,831
Corebridge Financial Inc 3.9% 4/5/2032	4,012,000	3,762,437
Corebridge Financial Inc 4.35% 4/5/2042	435,000	357,496
Corebridge Financial Inc 6.05% 9/15/2033	1,286,000	1,344,320
Equitable Holdings Inc 4.35% 4/20/2028	800,000	798,108
Equitable Holdings Inc 4.572% 2/15/2029 (i)	832,000	826,621
Jackson Financial Inc 3.125% 11/23/2031	436,000	387,896
Jackson Financial Inc 5.17% 6/8/2027	1,735,000	1,746,914
Jackson Financial Inc 5.67% 6/8/2032	1,866,000	1,872,071
Pine Street Trust II 5.568% 2/15/2049 (i)	3,236,000	2,939,359
Takeoff Merger Sub Inc 4.4% 3/24/2028 (i)	1,827,000	1,817,202
Takeoff Merger Sub Inc 4.5% 3/24/2029 (i)	1,809,000	1,797,357
Takeoff Merger Sub Inc 4.85% 3/24/2031 (i)	2,268,000	2,239,638
		25,384,317
Insurance - 0.9%
Corebridge Global Funding 4.9% 12/3/2029 (i)	3,500,000	3,511,633
Corebridge Global Funding 5.9% 9/19/2028 (i)	2,307,000	2,376,368
Five Corners Funding Trust II 2.85% 5/15/2030 (i)	6,263,000	5,834,247
Grand River Funding Trust I 6.311% 2/15/2036 (i)	3,775,000	3,808,355
Liberty Mutual Group Inc 4.569% 2/1/2029 (i)	2,324,000	2,312,067
Marsh & McLennan Cos Inc 4.375% 3/15/2029	2,258,000	2,262,430
Massachusetts Mutual Life Insurance Co 3.729% 10/15/2070 (i)	3,298,000	2,066,969
MetLife Inc 5.3% 12/15/2034	6,750,000	6,906,277
Pacific LifeCorp 5.125% 1/30/2043 (i)	2,981,000	2,731,312
Reinsurance Group of America Inc 6% 9/15/2033	5,628,000	5,843,960
Unum Group 4% 6/15/2029	2,503,000	2,453,130
Unum Group 4.046% 8/15/2041 (i)	151,000	120,867
Unum Group 5.75% 8/15/2042	3,920,000	3,812,854
		44,040,469
TOTAL FINANCIALS		411,337,329
Health Care - 1.0%
Biotechnology - 0.0%
Amgen Inc 5.15% 3/2/2028	2,052,000	2,082,071
Health Care Providers & Services - 0.9%
Centene Corp 2.45% 7/15/2028	5,569,000	5,184,386
Centene Corp 2.625% 8/1/2031	2,597,000	2,169,559
Centene Corp 3.375% 2/15/2030	2,896,000	2,616,067
Centene Corp 4.25% 12/15/2027	1,770,000	1,738,697
Centene Corp 4.625% 12/15/2029	5,066,000	4,809,065
Cigna Group/The 4.8% 8/15/2038	2,144,000	2,015,779
CVS Health Corp 3% 8/15/2026	355,000	352,874
CVS Health Corp 3.625% 4/1/2027	1,019,000	1,010,252
CVS Health Corp 4.78% 3/25/2038	3,388,000	3,122,170
CVS Health Corp 5% 1/30/2029	1,590,000	1,610,678
CVS Health Corp 5% 9/15/2032	1,355,000	1,356,087
CVS Health Corp 5.25% 1/30/2031	652,000	666,294
HCA Inc 3.5% 9/1/2030	2,160,000	2,051,225
HCA Inc 3.625% 3/15/2032	487,000	452,567
HCA Inc 5.45% 4/1/2031	4,100,000	4,202,490
HCA Inc 5.625% 9/1/2028	2,246,000	2,290,688
HCA Inc 5.875% 2/1/2029	2,447,000	2,518,415
Humana Inc 3.7% 3/23/2029	1,508,000	1,465,804
Sabra Health Care LP 3.2% 12/1/2031	5,311,000	4,795,542
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028	1,197,000	1,207,558
		45,636,197
Pharmaceuticals - 0.1%
Elanco Animal Health Inc 6.65% 8/28/2028 (d)	757,000	773,838
Mylan Inc 4.55% 4/15/2028	2,271,000	2,259,316
Utah Acquisition Sub Inc 3.95% 6/15/2026	873,000	871,337
		3,904,491
TOTAL HEALTH CARE		51,622,759
Industrials - 0.4%
Aerospace & Defense - 0.3%
Boeing Co 5.04% 5/1/2027	1,681,000	1,690,463
Boeing Co 5.15% 5/1/2030	1,681,000	1,709,141
Boeing Co 5.705% 5/1/2040	1,703,000	1,705,677
Boeing Co 5.805% 5/1/2050	1,703,000	1,646,335
Boeing Co 5.93% 5/1/2060	1,680,000	1,612,612
Boeing Co 6.259% 5/1/2027	888,000	903,331
Boeing Co 6.298% 5/1/2029	1,138,000	1,194,713
Boeing Co 6.388% 5/1/2031	862,000	919,186
Boeing Co 6.528% 5/1/2034	923,000	1,005,463
Boeing Co 6.858% 5/1/2054	1,389,000	1,528,698
Boeing Co 7.008% 5/1/2064	1,311,000	1,449,337
		15,364,956
Building Products - 0.0%
Carrier Global Corp 5.9% 3/15/2034	365,000	385,093
Carrier Global Corp 6.2% 3/15/2054	226,000	236,154
		621,247
Ground Transportation - 0.1%
Uber Technologies Inc 4.15% 1/15/2031	2,261,000	2,210,792
Uber Technologies Inc 4.8% 9/15/2035	1,784,000	1,731,112
		3,941,904
Professional Services - 0.0%
Paychex Inc 5.1% 4/15/2030	399,000	402,577
Paychex Inc 5.35% 4/15/2032	555,000	557,799
Paychex Inc 5.6% 4/15/2035	435,000	436,879
Verisk Analytics Inc 4.45% 3/15/2031	649,000	638,206
		2,035,461
TOTAL INDUSTRIALS		21,963,568
Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 0.3%
Dell International LLC / EMC Corp 4.15% 2/15/2029	2,289,000	2,269,961
Dell International LLC / EMC Corp 4.5% 2/15/2031	4,528,000	4,474,478
Dell International LLC / EMC Corp 4.75% 10/6/2032	3,018,000	2,975,116
Dell International LLC / EMC Corp 5.1% 2/15/2036	4,780,000	4,673,903
Dell International LLC / EMC Corp 6.1% 7/15/2027	1,349,000	1,374,238
Dell International LLC / EMC Corp 6.2% 7/15/2030	1,167,000	1,233,186
		17,000,882
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom Inc 1.95% 2/15/2028	944,000	905,971
Broadcom Inc 2.45% 2/15/2031	8,034,000	7,296,397
Broadcom Inc 2.6% 2/15/2033	8,034,000	7,024,663
Broadcom Inc 3.419% 4/15/2033	725,000	662,957
Broadcom Inc 3.5% 2/15/2041	5,763,000	4,597,777
		20,487,765
Software - 0.2%
Oracle Corp 4.45% 9/26/2030	1,721,000	1,658,496
Oracle Corp 4.8% 9/26/2032	2,871,000	2,734,191
Oracle Corp 5.2% 9/26/2035	2,614,000	2,451,919
Oracle Corp 5.875% 9/26/2045	1,612,000	1,390,737
Oracle Corp 5.95% 9/26/2055	2,021,000	1,700,208
Oracle Corp 6.1% 9/26/2065	2,080,000	1,724,698
		11,660,249
TOTAL INFORMATION TECHNOLOGY		49,148,896
Materials - 0.1%
Chemicals - 0.1%
Celanese US Holdings LLC 6.85% 11/15/2028 (d)	1,196,000	1,241,936
Celanese US Holdings LLC 7.05% 11/15/2030 (d)	1,944,000	2,053,714
Celanese US Holdings LLC 7.2% 11/15/2033 (d)	1,136,000	1,211,811
TOTAL MATERIALS		4,507,461
Real Estate - 2.7%
Diversified REITs - 0.4%
Piedmont Operating Partnership LP 2.75% 4/1/2032	834,000	700,747
Store Capital LLC 2.75% 11/18/2030	4,952,000	4,454,544
Store Capital LLC 4.625% 3/15/2029	1,018,000	1,007,144
VICI Properties LP 4.75% 2/15/2028	3,531,000	3,534,191
VICI Properties LP 4.75% 4/1/2028	745,000	745,759
VICI Properties LP 4.95% 2/15/2030	4,599,000	4,591,645
VICI Properties LP 5.125% 5/15/2032	1,205,000	1,187,478
VICI Properties LP 5.75% 4/1/2034	503,000	507,624
Vornado Realty LP 2.15% 6/1/2026	1,069,000	1,062,972
WP Carey Inc 2.4% 2/1/2031	2,157,000	1,930,008
WP Carey Inc 3.85% 7/15/2029	724,000	706,870
		20,428,982
Health Care REITs - 0.8%
Alexandria Real Estate Equities Inc 4.9% 12/15/2030	2,366,000	2,371,068
Healthcare Realty Holdings LP 3.1% 2/15/2030	745,000	701,210
Healthcare Realty Holdings LP 3.5% 8/1/2026	775,000	772,400
Healthpeak OP LLC 3.25% 7/15/2026	325,000	323,862
Healthpeak OP LLC 3.5% 7/15/2029	373,000	360,472
Omega Healthcare Investors Inc 3.25% 4/15/2033	3,331,000	2,931,941
Omega Healthcare Investors Inc 3.375% 2/1/2031	1,500,000	1,386,336
Omega Healthcare Investors Inc 3.625% 10/1/2029	3,357,000	3,224,252
Omega Healthcare Investors Inc 4.5% 4/1/2027	9,194,000	9,181,748
Omega Healthcare Investors Inc 4.75% 1/15/2028	3,623,000	3,619,894
Ventas Realty LP 3% 1/15/2030	4,331,000	4,079,317
Ventas Realty LP 4% 3/1/2028	1,273,000	1,260,248
Ventas Realty LP 4.375% 2/1/2045	433,000	358,190
Ventas Realty LP 4.75% 11/15/2030	5,686,000	5,695,908
		36,266,846
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030	1,037,000	945,485
Office REITs - 0.2%
Boston Properties LP 3.25% 1/30/2031	2,203,000	2,031,966
Boston Properties LP 4.5% 12/1/2028	2,209,000	2,194,398
Boston Properties LP 6.75% 12/1/2027	2,669,000	2,758,628
COPT Defense Properties LP 2% 1/15/2029	328,000	305,916
COPT Defense Properties LP 2.75% 4/15/2031	914,000	827,562
COPT Defense Properties LP 4.5% 10/15/2030	459,000	453,069
Hudson Pacific Properties LP 4.65% 4/1/2029	4,395,000	3,748,430
		12,319,969
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP 3.95% 11/15/2027	2,619,000	2,511,751
Brandywine Operating Partnership LP 4.55% 10/1/2029	3,316,000	3,023,454
Brandywine Operating Partnership LP 8.3% 3/15/2028	3,596,000	3,659,273
CBRE Services Inc 2.5% 4/1/2031	3,160,000	2,823,415
Tanger Properties LP 2.75% 9/1/2031	2,490,000	2,223,681
Tanger Properties LP 3.125% 9/1/2026	3,468,000	3,447,912
		17,689,486
Residential REITs - 0.4%
American Homes 4 Rent LP 2.375% 7/15/2031	427,000	375,745
American Homes 4 Rent LP 3.625% 4/15/2032	1,758,000	1,622,935
American Homes 4 Rent LP 5.5% 7/15/2034	4,187,000	4,188,473
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	2,644,000	2,481,937
Invitation Homes Operating Partnership LP 4.95% 1/15/2033	5,875,000	5,737,360
Sun Communities Operating LP 2.3% 11/1/2028	948,000	897,138
Sun Communities Operating LP 2.7% 7/15/2031	2,448,000	2,189,695
UDR Inc 5.125% 9/1/2034	1,692,000	1,679,033
		19,172,316
Retail REITs - 0.5%
Brixmor Operating Partnership LP 4.05% 7/1/2030	2,875,000	2,797,230
Brixmor Operating Partnership LP 4.125% 5/15/2029	2,868,000	2,829,071
Brixmor Operating Partnership LP 4.125% 6/15/2026	2,638,000	2,636,369
Kite Realty Group Trust 4.75% 9/15/2030	5,514,000	5,513,026
Phillips Edison Grocery Center Operating Partnership I LP 2.625% 11/15/2031	5,470,000	4,844,164
Phillips Edison Grocery Center Operating Partnership I LP 4.75% 3/15/2033	1,337,000	1,304,626
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	654,000	670,987
Realty Income Corp 2.2% 6/15/2028	453,000	432,525
Realty Income Corp 2.85% 12/15/2032	556,000	493,135
Realty Income Corp 3.25% 1/15/2031	579,000	544,436
Realty Income Corp 3.4% 1/15/2028	904,000	888,898
Regency Centers LP 5.1% 1/15/2035	1,953,000	1,946,487
Simon Property Group LP 2.45% 9/13/2029	924,000	865,599
		25,766,553
TOTAL REAL ESTATE		132,589,637
Utilities - 1.1%
Electric Utilities - 0.8%
AEP Texas Inc 5.2% 4/15/2036	963,000	947,074
Alabama Power Co 3.05% 3/15/2032	3,742,000	3,437,618
Cleco Corporate Holdings LLC 3.375% 9/15/2029	1,957,000	1,829,302
Cleco Corporate Holdings LLC 3.743% 5/1/2026	7,482,000	7,476,537
Consolidated Edison Co of New York Inc 3.35% 4/1/2030	449,000	430,699
Duke Energy Corp 2.45% 6/1/2030	1,580,000	1,455,800
Duquesne Light Holdings Inc 2.532% 10/1/2030 (i)	750,000	682,593
Duquesne Light Holdings Inc 2.775% 1/7/2032 (i)	2,969,000	2,618,327
Exelon Corp 2.75% 3/15/2027	829,000	816,322
Exelon Corp 3.35% 3/15/2032	1,006,000	928,439
Exelon Corp 4.05% 4/15/2030	988,000	967,562
FirstEnergy Transmission LLC 4.75% 1/15/2033	8,632,000	8,501,852
Southern Co/The 4.85% 3/15/2035	5,500,000	5,350,406
Southwestern Electric Power Co 5.2% 4/1/2036	1,561,000	1,535,009
Southwestern Electric Power Co 5.3% 4/1/2033	1,887,000	1,913,465
		38,891,005
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The 2.45% 1/15/2031	741,000	655,548
AES Corp/The 3.95% 7/15/2030 (i)	4,253,000	4,066,080
		4,721,628
Multi-Utilities - 0.2%
NiSource Inc 2.95% 9/1/2029	4,856,000	4,614,681
NiSource Inc 3.6% 5/1/2030	2,477,000	2,386,949
Puget Energy Inc 4.1% 6/15/2030	1,909,000	1,850,028
Puget Energy Inc 4.224% 3/15/2032	3,417,000	3,259,447
		12,111,105
TOTAL UTILITIES		55,723,738
TOTAL UNITED STATES		900,180,563
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,106,643,269)		1,052,439,501

U.S. Government Agency - Mortgage Securities - 19.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 19.9%
Fannie Mae 2% 11/1/2051	774,116	630,200
Fannie Mae 2% 3/1/2052	1,960,322	1,592,202
Fannie Mae 2.5% 4/1/2052	490,069	418,438
Fannie Mae 2.5% 6/1/2052	1,689,175	1,448,611
Fannie Mae 3% 12/1/2051	499,044	443,743
Fannie Mae 5.5% 2/1/2055	2,509,677	2,549,113
Fannie Mae 6.5% 7/1/2054	225,337	236,739
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.475%, 6.225% 5/1/2036 (c)(d)	8,484	8,733
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 6.105% 7/1/2034 (c)(d)	1,257	1,289
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 6.178% 6/1/2036 (c)(d)	1,448	1,494
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6669%, 6.316% 11/1/2036 (c)(d)	20,746	21,406
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7%, 6.591% 6/1/2042 (c)(d)	13,738	14,382
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.106% 7/1/2035 (c)(d)	1,431	1,475
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.788%, 6.038% 2/1/2036 (c)(d)	9,494	9,831
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.478% 7/1/2041 (c)(d)	4,497	4,722
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.508% 7/1/2041 (c)(d)	9,161	9,619
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.568% 9/1/2041 (c)(d)	7,689	8,074
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.82%, 6.07% 12/1/2035 (c)(d)	10,452	10,835
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.83%, 6.58% 10/1/2041 (c)(d)	2,692	2,794
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.95%, 6.785% 9/1/2036 (c)(d)	15,133	15,747
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.955%, 6.705% 7/1/2037 (c)(d)	6,694	6,992
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 1.945%, 5.929% 10/1/2033 (c)(d)	19,413	19,912
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.458% 3/1/2035 (c)(d)	1,944	2,007
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.2602%, 5.889% 8/1/2036 (c)(d)	24,519	25,373
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.275%, 6.378% 10/1/2033 (c)(d)	2,578	2,656
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.461%, 6.366% 5/1/2035 (c)(d)	3,522	3,638
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	1,447,478	1,308,243
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	169,125	143,848
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	2,144,292	1,655,357
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	878,722	794,197
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	837,584	757,016
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	448,514	405,371
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	24,269	21,935
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	16,819	15,201
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	165,272	140,788
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	2,959,245	2,495,730
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	889,937	804,333
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	17,007	15,372
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	168,072	143,060
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	172,750	146,815
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	1,730,914	1,336,236
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	176,581	149,968
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2037	753,707	694,988
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	960,766	782,750
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	16,636	14,509
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	319,404	263,517
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	190,838	155,359
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	177,569	144,557
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	1,999,962	1,639,398
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	1,697,329	1,392,386
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2036	93,183	85,749
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	1,476,800	1,298,421
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	906,518	790,614
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	720,755	628,096
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	236,588	193,417
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	122,280	99,547
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	121,192	98,661
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	214,769	175,446
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	57,283	46,956
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	39,706	32,573
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	174,670	154,035
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	13,979	12,282
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	468,623	381,501
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	124,773	101,576
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	99,510	81,383
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	15,559	12,779
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	2,322,381	1,905,141
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,414,648	1,155,629
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	995,293	814,612
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	343,451	338,071
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	689,938	636,618
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	14,978	13,143
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	62,491	51,127
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	15,475	12,636
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	438,579	359,373
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	62,190	50,939
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	27,413	22,480
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	184,228	169,818
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	16,501	13,464
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,052,973	861,163
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	723,600	593,372
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	651,905	534,172
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	587,062	481,039
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	235,390	192,952
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	60,885	49,870
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	41,764	34,248
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	66,417	58,494
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	203,423	165,223
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	139,990	113,702
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	27,818	22,846
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2042	3,112,911	2,732,947
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	2,921,489	2,556,103
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	47,810	42,099
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	80,441	74,124
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	577,090	504,879
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	126,583	110,656
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	1,348,747	1,098,843
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	288,276	236,394
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	358,318	291,703
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	341,298	277,208
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	102,419	83,922
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	31,901	25,990
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	118,394	96,439
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	105,652	86,010
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	54,874	44,999
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	33,275	27,026
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	111,831	91,040
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	61,588	50,023
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	184,051	177,358
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2040	13,664	12,410
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	878,840	781,086
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	313,294	266,914
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	1,447,537	1,237,315
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	168,315	144,344
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	134,030	114,942
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	122,041	104,089
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	91,834	78,755
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	177,034	170,762
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2039	161,543	147,193
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	4,642,979	3,994,809
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	274,173	233,585
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	28,699	28,130
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	116,130	112,014
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	49,826	47,830
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	915,205	819,981
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	577,880	518,280
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	114,942	103,367
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,576,511	1,342,139
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,196,890	1,018,955
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	324,467	312,668
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2033	933,935	899,054
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	2,156,724	1,836,095
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	1,455,199	1,243,864
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	97,425	94,017
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	366,608	330,704
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	13,757	11,733
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	96,751	82,927
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	114,894	104,211
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	9,334	8,480
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	144,960	131,755
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	643,797	548,288
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	833,399	712,236
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	175,668	169,439
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2041	345,223	311,145
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	1,804,652	1,558,358
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	789,779	672,861
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	194,991	167,039
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	100,000	86,203
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	119,376	108,258
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	171,043	154,139
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	129,418	117,306
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	123,850	111,352
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	50,881	45,680
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	3,280,486	2,813,297
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	2,977,341	2,523,549
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,985,379	1,690,843
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,591,661	1,364,985
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	16,984	14,465
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2033	31,264	29,910
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2040	224,487	203,376
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	644,460	555,096
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	500,000	430,938
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	400,000	344,813
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	2,768,347	2,676,274
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	232,328	210,367
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	240,575	216,456
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	135,842	122,597
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2039	35,824	32,656
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	2,369,362	2,017,861
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	1,896,170	1,614,869
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	1,824,483	1,553,816
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2041	779,399	699,739
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	105,735	97,220
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	100,717	92,801
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	80,738	74,108
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	40,496	37,577
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	24,711	22,873
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	20,086	18,506
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	18,317	16,808
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	18,125	16,726
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	17,859	16,418
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	16,962	15,616
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	16,206	14,928
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	15,796	14,544
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	8,069	7,384
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	693,798	616,049
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	2,925,686	2,589,595
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	570,391	504,867
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	469,869	421,179
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	34,603	30,834
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	4,235	3,773
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2050	40,742	36,176
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051 (f)	5,736,706	5,120,724
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	392,515	348,283
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	17,295	16,806
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	59,789	58,521
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	29,915	27,399
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	17,702	16,404
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	16,364	15,264
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	16,504	15,235
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	12,752	11,666
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	136,915	121,571
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	1,299,895	1,165,599
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	1,144,966	1,021,667
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	16,668	14,909
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	15,805	14,137
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	232,706	226,262
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	166,868	162,948
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	104,923	96,568
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	60,176	55,438
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	43,932	40,242
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	42,931	39,544
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	40,925	37,700
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	39,747	36,609
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	39,116	35,914
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	18,518	17,208
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	17,270	15,932
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	15,157	13,973
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	9,200	8,423
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	6,867	6,384
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2044	2,232	2,025
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	1,260,213	1,118,990
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	3,517,676	3,126,773
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	493,205	439,785
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	428,028	379,794
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	385,180	342,617
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	101,100	99,387
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	41,728	40,875
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	679,054	624,251
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	496,309	456,445
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	262,838	242,165
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	237,509	218,339
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	57,619	53,020
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	55,513	50,806
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	31,755	29,116
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	4,162	3,934
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	947,851	848,149
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	1,066,758	947,880
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	968,260	860,359
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	88,803	86,618
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	27,118	26,407
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	53,871	49,582
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2044	66,225	60,396
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	8,329	7,427
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	7,581	6,743
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,409,697	1,260,092
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	564,410	499,573
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	133,569	122,876
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	117,964	107,730
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2051	63,407	56,321
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	1,195,889	1,071,217
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	49,656	45,659
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	40,078	36,807
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	35,987	33,051
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	25,155	23,134
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	72,878	66,220
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	7,511	6,865
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	5,902	5,444
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	239,714	214,499
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	49,359	45,515
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	29,584	26,691
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	11,264	10,266
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2050	43,911	39,045
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	2,942,378	2,633,794
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	119,441	117,139
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	34,552	31,732
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	35,740	32,629
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	31,270	28,535
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	1,548,614	1,384,750
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	872,791	779,075
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	288,423	280,690
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	316,125	289,986
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	148,505	134,753
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	62,054	56,228
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	23,194	20,951
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	956,658	852,442
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	58,347	51,991
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	571,409	507,732
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	12,844	11,404
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	680,869	607,760
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	67,157	59,589
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	61,340	59,713
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	49,679	48,347
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	262,609	256,437
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	386,548	346,250
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2050	54,261	48,180
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	125,150	118,118
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	59,535	55,277
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	938,340	876,065
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	858,608	799,746
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	342,586	318,886
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	188,939	175,869
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	124,696	116,070
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	115,837	107,823
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	100,531	93,577
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	28,303	26,345
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	359,860	336,652
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	137,093	126,624
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	1,112,521	1,038,686
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	107,699	100,315
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	328,964	307,954
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2050	9,900,229	9,141,084
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	48,467	45,623
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2046	48,394	45,077
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	6,453,776	6,025,432
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2042	56,769	53,626
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	157,976	147,269
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047	79,839	74,316
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	213,061	196,457
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	112,251	105,682
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	319,139	301,614
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	118,877	112,384
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	67,923	63,987
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	651,988	609,125
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	549,813	513,667
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	354,569	330,373
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	273,812	259,126
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	207,497	196,217
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	36,787	34,660
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	10,349	9,926
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	200,182	186,522
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	85,895	80,033
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	166,242	154,897
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	108,190	100,807
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	106,151	98,907
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	98,046	91,355
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	637,204	601,538
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2037	36,949	35,790
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	151,006	142,836
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	167,895	156,437
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	164,156	152,902
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	97,277	90,608
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	216,685	202,846
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	14,934	14,569
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	3,081	3,004
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	5,519	5,368
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	93,110	89,509
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	34,797	33,375
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	20,707	20,198
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	149,535	145,647
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	29,904	28,673
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	378,595	363,825
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	1,751,182	1,707,720
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	1,576	1,533
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	191,521	186,504
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	45,658	43,806
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	4,313	4,222
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	3,441	3,353
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	58,213	56,076
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	29,336	28,136
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	26,887	25,796
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	15,591	15,168
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	99,838	97,134
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	12,958	12,576
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	10,278	10,073
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	9,455	9,223
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	1,418,258	1,361,157
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	23,758	22,787
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	28,005	27,265
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	25,167	24,467
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	877,795	846,140
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	181,179	176,338
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	59,420	57,832
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	26,721	25,977
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	3,570	3,471
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	142,646	138,136
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	20,296	19,491
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	344,892	330,251
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	84,310	80,652
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	79,150	75,716
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	564,557	536,323
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	363,053	345,600
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	354,851	340,010
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	856,220	818,537
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	139,519	133,379
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	53,150	51,366
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	41,125	40,085
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	2,021	1,975
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2042	4,449	4,326
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	345,135	331,887
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	31,322	30,061
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	193,468	185,135
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	98,055	94,965
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	20,939	20,394
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	412,982	397,130
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	18,095	17,367
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	34,977	33,557
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	7,611	7,302
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	58,117	55,723
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2053	5,144,393	4,890,977
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	25,431	25,238
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2045	53,074	52,377
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	13,391	13,273
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	155,736	155,011
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2041	15,272	15,210
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	107,644	107,149
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	111,860	110,848
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2038	9,015	9,012
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	354,645	352,937
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	114,809	114,009
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	44,056	43,639
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	41,668	41,120
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	23,003	22,854
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	12,978	12,832
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	651	647
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	25,122	24,682
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	30,405	30,129
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	4,284	4,243
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	300,510	297,997
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	19,061	18,781
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2029	515	515
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	1,142,014	1,141,567
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	202,307	202,244
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	47,969	47,691
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	94,360	93,594
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	43,711	43,410
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2045	29,278	28,893
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	47,358	46,380
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	51,909	51,487
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	326,030	319,810
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	59,597	58,404
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	15,798	15,497
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2038	45,918	45,731
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	262,623	257,449
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	44,060	44,043
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	21,445	21,437
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	7,337	7,335
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2037	6,456	6,454
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	23,842	23,729
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	7,134	7,095
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	47,732	47,352
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	28,334	28,072
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	926,610	904,298
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	51,771	51,753
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	24,219	24,211
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	19,210	19,203
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	8,884	8,882
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	118,816	118,741
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2044	43,561	43,150
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	276,691	280,966
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	1,344,531	1,339,745
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	1,100,911	1,097,681
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	1,602,299	1,602,105
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	866,063	862,981
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	918,604	915,909
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	20,133	20,392
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2033	9,974	10,088
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	15,720	15,953
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	4,892,585	4,945,942
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	262,547	266,383
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	533,899	542,993
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	174,289	177,694
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	926,543	942,325
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	892,912	907,285
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	597,124	608,788
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.313%, 5.563% 5/1/2034 (c)(d)	10,031	10,208
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.42%, 5.373% 9/1/2033 (c)(d)	25,177	25,563
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 5.941% 10/1/2033 (c)(d)	998	1,020
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.565%, 5.744% 7/1/2035 (c)(d)	1,407	1,445
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	57,590	60,212
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	59,168	61,954
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2042	5,101	5,340
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	1,375,419	1,420,140
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	1,033,777	1,070,898
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	20,892	21,672
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	58,839	61,434
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2038	39,271	40,520
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	33,479	34,717
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	1,706,527	1,752,980
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	1,576,332	1,634,290
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	575,585	596,928
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	236,011	244,910
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	1,462,266	1,512,831
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	21,609	22,635
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	1,889,319	1,958,784
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	436,069	453,568
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	81,484	85,264
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	1,288,709	1,333,676
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	1,155,952	1,196,287
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	701,700	728,432
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	9,292	9,735
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2039	579,472	597,892
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	179,689	188,084
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	274,253	283,823
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	2,956,740	3,047,897
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	1,697,248	1,760,183
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	512,671	529,598
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	91,494	94,721
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	4,576	4,790
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2038	96,697	99,801
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	454,413	468,742
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	754,061	782,493
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055	294,266	310,241
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053 (b)	212,111	221,527
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	4,761	4,939
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	46,471	48,356
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	773,937	814,743
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	168,060	176,800
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053 (b)	80,255	83,248
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2036	2,467	2,596
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	624,832	649,088
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	582,859	613,955
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055 (b)	47,823	50,488
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2055 (b)	38,973	40,867
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	620,338	644,322
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2055	465,102	490,206
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	14,002	14,525
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	2,663	2,761
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	5,763	6,006
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	877,613	911,544
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	233,906	246,166
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	42,659	44,370
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	33,347	34,670
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	7,668	7,989
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2054	321,704	338,435
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	438,980	462,983
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	341,238	360,323
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	791,268	831,937
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	132	133
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	313	329
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	91	95
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	62	65
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	5	5
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	38	40
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2053	93,912	100,354
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	532,541	568,321
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2055	459,762	488,898
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2055	336,090	357,966
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2055	291,000	309,646
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2056	65,561	69,603
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	203	213
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2055	117,633	125,492
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2055	101,292	107,725
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2055	57,230	60,256
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	333	350
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	10	10
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2054	43,957	46,645
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	158,079	166,456
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	90,022	96,036
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	73,850	78,195
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	64,006	67,553
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	59,721	63,357
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	57,383	60,482
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	56,215	59,178
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2027	55	58
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2028	152	159
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	427,854	457,403
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	30,428	32,313
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2055	89,404	94,749
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2055	86,838	92,147
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2055	63,538	66,897
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2055	58,900	62,741
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	44	46
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	4,230	4,441
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2053	78,090	83,288
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	92,660	98,228
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	41,665	44,340
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2053	29,059	31,052
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2054	67,639	71,772
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2055	57,736	61,458
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2053	63,635	67,872
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2054	48,339	51,322
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2055	207,836	220,101
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	3	3
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	2	2
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2053	28,190	30,008
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2026	116	116
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	25	25
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	55	58
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	49,859	53,066
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	111,176	117,803
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	79,675	84,948
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	77,074	81,700
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	61,693	65,974
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	1	1
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	47,089	50,044
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2055	59,619	62,832
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	334	338
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	99	99
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	65	67
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	299	303
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	71	72
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	183	189
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	2,894	3,021
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	58	59
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2028	20	20
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	122	127
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	8	8
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	162	164
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	51	52
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	75	77
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	50	50
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2029	22	22
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	33	33
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	797	814
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	83	85
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	1,459	1,478
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	206	211
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	39	40
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	809	838
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	618	640
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	139	142
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	138	141
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	50	50
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	14	15
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	14	14
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	6,067	6,290
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	419	435
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	12	12
Federal Home Loan Bank 6% 3/1/2056	450,158	468,327
Freddie Mac 7% 1/1/2055	59,057	62,822
Freddie Mac Gold Pool 1.5% 1/1/2036	754,974	682,352
Freddie Mac Gold Pool 1.5% 1/1/2051	2,119,684	1,636,360
Freddie Mac Gold Pool 1.5% 11/1/2035	861,635	778,753
Freddie Mac Gold Pool 1.5% 11/1/2035	59,956	54,188
Freddie Mac Gold Pool 1.5% 12/1/2035	864,508	781,350
Freddie Mac Gold Pool 1.5% 12/1/2040	101,401	86,310
Freddie Mac Gold Pool 1.5% 2/1/2041	174,743	148,497
Freddie Mac Gold Pool 1.5% 2/1/2051	2,159,106	1,666,793
Freddie Mac Gold Pool 1.5% 3/1/2041	176,736	150,075
Freddie Mac Gold Pool 1.5% 4/1/2041	179,964	152,582
Freddie Mac Gold Pool 1.5% 4/1/2051 (e)	9,404,004	7,245,036
Freddie Mac Gold Pool 1.5% 7/1/2035	256,364	232,025
Freddie Mac Gold Pool 1.5% 8/1/2035	709,464	642,107
Freddie Mac Gold Pool 2% 1/1/2051	261,438	212,670
Freddie Mac Gold Pool 2% 1/1/2051	127,159	103,439
Freddie Mac Gold Pool 2% 1/1/2051	60,329	49,321
Freddie Mac Gold Pool 2% 1/1/2051	42,349	34,621
Freddie Mac Gold Pool 2% 1/1/2052	240,329	196,701
Freddie Mac Gold Pool 2% 1/1/2052	133,211	109,278
Freddie Mac Gold Pool 2% 1/1/2052	129,969	105,238
Freddie Mac Gold Pool 2% 1/1/2052	48,404	39,708
Freddie Mac Gold Pool 2% 10/1/2041	17,035	14,848
Freddie Mac Gold Pool 2% 10/1/2050	116,176	94,577
Freddie Mac Gold Pool 2% 10/1/2051	2,312,630	1,889,192
Freddie Mac Gold Pool 2% 10/1/2051	841,145	689,499
Freddie Mac Gold Pool 2% 10/1/2051	190,811	156,172
Freddie Mac Gold Pool 2% 11/1/2041	408,891	356,230
Freddie Mac Gold Pool 2% 11/1/2050	6,319,277	5,144,458
Freddie Mac Gold Pool 2% 11/1/2050	17,524	14,266
Freddie Mac Gold Pool 2% 11/1/2050	15,337	12,596
Freddie Mac Gold Pool 2% 11/1/2051	1,344,612	1,097,156
Freddie Mac Gold Pool 2% 11/1/2051	683,261	559,225
Freddie Mac Gold Pool 2% 11/1/2051	271,486	222,202
Freddie Mac Gold Pool 2% 11/1/2051	158,833	129,999
Freddie Mac Gold Pool 2% 12/1/2051	2,413,185	1,975,106
Freddie Mac Gold Pool 2% 12/1/2051	24,754	20,291
Freddie Mac Gold Pool 2% 12/1/2051	17,923	14,703
Freddie Mac Gold Pool 2% 2/1/2042	455,502	396,112
Freddie Mac Gold Pool 2% 2/1/2052	3,610,090	2,951,347
Freddie Mac Gold Pool 2% 2/1/2052	219,077	179,649
Freddie Mac Gold Pool 2% 3/1/2041	153,964	135,645
Freddie Mac Gold Pool 2% 3/1/2051	337,778	274,981
Freddie Mac Gold Pool 2% 3/1/2052	782,280	638,313
Freddie Mac Gold Pool 2% 4/1/2051	71,081	57,733
Freddie Mac Gold Pool 2% 5/1/2041	276,347	241,927
Freddie Mac Gold Pool 2% 5/1/2051	1,640,262	1,345,572
Freddie Mac Gold Pool 2% 5/1/2051	184,563	151,231
Freddie Mac Gold Pool 2% 5/1/2051	77,527	63,162
Freddie Mac Gold Pool 2% 6/1/2041	471,308	412,313
Freddie Mac Gold Pool 2% 6/1/2050	788,720	646,772
Freddie Mac Gold Pool 2% 6/1/2052	85,692	69,600
Freddie Mac Gold Pool 2% 7/1/2041	2,097,749	1,837,114
Freddie Mac Gold Pool 2% 7/1/2041	16,346	14,289
Freddie Mac Gold Pool 2% 7/1/2050	12,459	10,151
Freddie Mac Gold Pool 2% 7/1/2051	212,757	172,804
Freddie Mac Gold Pool 2% 7/1/2051	103,556	84,854
Freddie Mac Gold Pool 2% 7/1/2051	61,124	49,646
Freddie Mac Gold Pool 2% 8/1/2050	82,607	67,611
Freddie Mac Gold Pool 2% 8/1/2051	240,253	195,588
Freddie Mac Gold Pool 2% 9/1/2050	1,966,635	1,601,017
Freddie Mac Gold Pool 2% 9/1/2050	210,081	171,025
Freddie Mac Gold Pool 2% 9/1/2050	21,767	17,720
Freddie Mac Gold Pool 2.5% 1/1/2033	8,918	8,558
Freddie Mac Gold Pool 2.5% 1/1/2041	384,714	347,012
Freddie Mac Gold Pool 2.5% 1/1/2042	890,732	797,827
Freddie Mac Gold Pool 2.5% 1/1/2052	765,780	654,568
Freddie Mac Gold Pool 2.5% 10/1/2040	290,106	262,375
Freddie Mac Gold Pool 2.5% 10/1/2041	431,029	386,595
Freddie Mac Gold Pool 2.5% 11/1/2031	150,772	145,425
Freddie Mac Gold Pool 2.5% 11/1/2041	3,898,768	3,511,145
Freddie Mac Gold Pool 2.5% 11/1/2041	156,044	140,256
Freddie Mac Gold Pool 2.5% 11/1/2041	113,874	102,528
Freddie Mac Gold Pool 2.5% 11/1/2049	27,846	23,758
Freddie Mac Gold Pool 2.5% 11/1/2050	4,073,804	3,494,907
Freddie Mac Gold Pool 2.5% 11/1/2050	1,906,708	1,642,315
Freddie Mac Gold Pool 2.5% 11/1/2051	310,262	266,367
Freddie Mac Gold Pool 2.5% 12/1/2050	224,258	192,951
Freddie Mac Gold Pool 2.5% 12/1/2051	1,669,842	1,421,595
Freddie Mac Gold Pool 2.5% 12/1/2051	170,699	146,389
Freddie Mac Gold Pool 2.5% 2/1/2042	730,310	658,899
Freddie Mac Gold Pool 2.5% 2/1/2051	932,758	802,543
Freddie Mac Gold Pool 2.5% 3/1/2051	484,043	412,839
Freddie Mac Gold Pool 2.5% 4/1/2042	107,453	96,301
Freddie Mac Gold Pool 2.5% 4/1/2052	898,358	770,419
Freddie Mac Gold Pool 2.5% 5/1/2041	1,539,044	1,397,034
Freddie Mac Gold Pool 2.5% 5/1/2051	898,655	771,516
Freddie Mac Gold Pool 2.5% 5/1/2051	324,958	278,983
Freddie Mac Gold Pool 2.5% 6/1/2041	128,718	115,703
Freddie Mac Gold Pool 2.5% 7/1/2032	213,334	205,200
Freddie Mac Gold Pool 2.5% 8/1/2041	667,953	599,711
Freddie Mac Gold Pool 2.5% 8/1/2041	93,848	84,402
Freddie Mac Gold Pool 2.5% 8/1/2050	3,844,555	3,295,832
Freddie Mac Gold Pool 2.5% 8/1/2050	951,606	819,652
Freddie Mac Gold Pool 2.5% 9/1/2039	5,618	5,130
Freddie Mac Gold Pool 2.5% 9/1/2041	204,057	184,274
Freddie Mac Gold Pool 3% 1/1/2033	39,890	38,747
Freddie Mac Gold Pool 3% 1/1/2034	76,288	74,053
Freddie Mac Gold Pool 3% 1/1/2043	100,900	93,037
Freddie Mac Gold Pool 3% 1/1/2052	1,276,451	1,129,818
Freddie Mac Gold Pool 3% 1/1/2052	560,719	496,306
Freddie Mac Gold Pool 3% 1/1/2052	306,825	271,578
Freddie Mac Gold Pool 3% 10/1/2049	280,334	249,795
Freddie Mac Gold Pool 3% 11/1/2042	118,378	110,367
Freddie Mac Gold Pool 3% 11/1/2042	30,606	28,253
Freddie Mac Gold Pool 3% 11/1/2042	9,050	8,376
Freddie Mac Gold Pool 3% 11/1/2050	145,691	129,364
Freddie Mac Gold Pool 3% 11/1/2051	310,360	275,095
Freddie Mac Gold Pool 3% 12/1/2030	32,007	31,328
Freddie Mac Gold Pool 3% 12/1/2032	87,605	85,326
Freddie Mac Gold Pool 3% 12/1/2044	20,976	19,340
Freddie Mac Gold Pool 3% 12/1/2046	2,024,003	1,827,862
Freddie Mac Gold Pool 3% 12/1/2049	40,940	36,480
Freddie Mac Gold Pool 3% 12/1/2050	755,025	670,415
Freddie Mac Gold Pool 3% 2/1/2033	29,915	29,315
Freddie Mac Gold Pool 3% 2/1/2043	280,351	259,227
Freddie Mac Gold Pool 3% 2/1/2043	55,894	51,736
Freddie Mac Gold Pool 3% 2/1/2043	45,584	42,008
Freddie Mac Gold Pool 3% 2/1/2043	26,550	24,505
Freddie Mac Gold Pool 3% 2/1/2043	19,743	18,208
Freddie Mac Gold Pool 3% 2/1/2043	12,854	11,821
Freddie Mac Gold Pool 3% 3/1/2033	71,957	69,980
Freddie Mac Gold Pool 3% 3/1/2050	506,571	451,386
Freddie Mac Gold Pool 3% 3/1/2052	155,146	137,324
Freddie Mac Gold Pool 3% 4/1/2032	13,038	12,751
Freddie Mac Gold Pool 3% 4/1/2032	4,318	4,221
Freddie Mac Gold Pool 3% 4/1/2033	33,477	32,557
Freddie Mac Gold Pool 3% 4/1/2034	178,177	172,894
Freddie Mac Gold Pool 3% 4/1/2046	33,566	30,344
Freddie Mac Gold Pool 3% 4/1/2046	30,424	27,504
Freddie Mac Gold Pool 3% 4/1/2050	509,999	454,441
Freddie Mac Gold Pool 3% 4/1/2050	500,435	447,795
Freddie Mac Gold Pool 3% 4/1/2051	540,057	475,824
Freddie Mac Gold Pool 3% 4/1/2052	1,387,188	1,243,439
Freddie Mac Gold Pool 3% 5/1/2045	31,350	28,503
Freddie Mac Gold Pool 3% 5/1/2045	19,960	18,149
Freddie Mac Gold Pool 3% 5/1/2045	17,999	16,387
Freddie Mac Gold Pool 3% 5/1/2045	15,381	13,984
Freddie Mac Gold Pool 3% 5/1/2046	540,531	488,656
Freddie Mac Gold Pool 3% 5/1/2046	82,657	74,725
Freddie Mac Gold Pool 3% 5/1/2051	374,322	332,492
Freddie Mac Gold Pool 3% 5/1/2051	88,564	78,667
Freddie Mac Gold Pool 3% 6/1/2031	30,525	29,871
Freddie Mac Gold Pool 3% 6/1/2031	14,490	14,188
Freddie Mac Gold Pool 3% 6/1/2031	8,627	8,439
Freddie Mac Gold Pool 3% 6/1/2031	7,123	6,982
Freddie Mac Gold Pool 3% 6/1/2031	6,804	6,652
Freddie Mac Gold Pool 3% 6/1/2031	5,266	5,146
Freddie Mac Gold Pool 3% 6/1/2031	4,564	4,474
Freddie Mac Gold Pool 3% 6/1/2045	61,924	56,618
Freddie Mac Gold Pool 3% 6/1/2045	24,397	22,304
Freddie Mac Gold Pool 3% 6/1/2045	9,716	8,883
Freddie Mac Gold Pool 3% 6/1/2046	532,572	481,461
Freddie Mac Gold Pool 3% 6/1/2050	1,737,135	1,556,581
Freddie Mac Gold Pool 3% 6/1/2052	499,145	441,805
Freddie Mac Gold Pool 3% 7/1/2032	14,674	14,316
Freddie Mac Gold Pool 3% 7/1/2045	42,056	38,307
Freddie Mac Gold Pool 3% 7/1/2045	18,888	17,541
Freddie Mac Gold Pool 3% 8/1/2032	20,008	19,520
Freddie Mac Gold Pool 3% 8/1/2032	11,617	11,334
Freddie Mac Gold Pool 3% 8/1/2042	12,489	11,551
Freddie Mac Gold Pool 3% 8/1/2042	9,649	8,892
Freddie Mac Gold Pool 3% 8/1/2045	30,162	27,417
Freddie Mac Gold Pool 3% 8/1/2045	30,065	27,337
Freddie Mac Gold Pool 3% 8/1/2045	23,298	21,373
Freddie Mac Gold Pool 3% 8/1/2045	18,063	16,521
Freddie Mac Gold Pool 3% 8/1/2045	12,428	11,364
Freddie Mac Gold Pool 3% 8/1/2049	3,208	2,859
Freddie Mac Gold Pool 3% 9/1/2049	9,233	8,293
Freddie Mac Gold Pool 3% 9/1/2050	9,968	8,851
Freddie Mac Gold Pool 3% 9/1/2051	274,902	243,924
Freddie Mac Gold Pool 3.5% 1/1/2043	15,242	14,323
Freddie Mac Gold Pool 3.5% 1/1/2046	31,597	29,480
Freddie Mac Gold Pool 3.5% 1/1/2048	4,225	3,953
Freddie Mac Gold Pool 3.5% 10/1/2040	19,193	18,200
Freddie Mac Gold Pool 3.5% 10/1/2042	107,794	101,937
Freddie Mac Gold Pool 3.5% 10/1/2047	10,168	9,519
Freddie Mac Gold Pool 3.5% 10/1/2049	1,839,974	1,706,936
Freddie Mac Gold Pool 3.5% 11/1/2033	17,310	16,849
Freddie Mac Gold Pool 3.5% 11/1/2040	39,964	37,989
Freddie Mac Gold Pool 3.5% 11/1/2046	6,014	5,605
Freddie Mac Gold Pool 3.5% 11/1/2047	74,707	69,936
Freddie Mac Gold Pool 3.5% 11/1/2047	12,132	11,341
Freddie Mac Gold Pool 3.5% 12/1/2033	154,773	151,850
Freddie Mac Gold Pool 3.5% 12/1/2040	38,405	36,497
Freddie Mac Gold Pool 3.5% 12/1/2047	17,393	16,272
Freddie Mac Gold Pool 3.5% 12/1/2052	594,261	545,537
Freddie Mac Gold Pool 3.5% 2/1/2034	4,031,634	3,956,454
Freddie Mac Gold Pool 3.5% 2/1/2034	201,054	195,017
Freddie Mac Gold Pool 3.5% 2/1/2043	329,539	311,180
Freddie Mac Gold Pool 3.5% 2/1/2043	96,613	91,553
Freddie Mac Gold Pool 3.5% 2/1/2043	36,321	34,517
Freddie Mac Gold Pool 3.5% 2/1/2052	193,806	178,945
Freddie Mac Gold Pool 3.5% 3/1/2032	371,790	366,131
Freddie Mac Gold Pool 3.5% 3/1/2045	50,662	47,468
Freddie Mac Gold Pool 3.5% 3/1/2045	14,276	13,406
Freddie Mac Gold Pool 3.5% 3/1/2045	12,952	12,158
Freddie Mac Gold Pool 3.5% 3/1/2045	8,508	8,049
Freddie Mac Gold Pool 3.5% 3/1/2052 (g)	3,089,339	2,851,485
Freddie Mac Gold Pool 3.5% 3/1/2052	823,433	759,752
Freddie Mac Gold Pool 3.5% 3/1/2052	764,639	705,051
Freddie Mac Gold Pool 3.5% 4/1/2040	47,388	45,093
Freddie Mac Gold Pool 3.5% 4/1/2042	40,200	38,113
Freddie Mac Gold Pool 3.5% 4/1/2043	740,349	698,817
Freddie Mac Gold Pool 3.5% 4/1/2043	163,940	154,745
Freddie Mac Gold Pool 3.5% 4/1/2043	72,850	68,863
Freddie Mac Gold Pool 3.5% 4/1/2046	439,286	410,906
Freddie Mac Gold Pool 3.5% 4/1/2046	241,457	225,254
Freddie Mac Gold Pool 3.5% 5/1/2034	180,372	176,686
Freddie Mac Gold Pool 3.5% 5/1/2040	88,042	83,811
Freddie Mac Gold Pool 3.5% 5/1/2045	608,781	569,503
Freddie Mac Gold Pool 3.5% 5/1/2045	12,673	11,860
Freddie Mac Gold Pool 3.5% 5/1/2045	6,735	6,313
Freddie Mac Gold Pool 3.5% 5/1/2046	382,869	358,398
Freddie Mac Gold Pool 3.5% 6/1/2032	1,794,208	1,765,842
Freddie Mac Gold Pool 3.5% 6/1/2040	79,991	76,265
Freddie Mac Gold Pool 3.5% 6/1/2045	726,550	680,396
Freddie Mac Gold Pool 3.5% 6/1/2045	120,248	112,869
Freddie Mac Gold Pool 3.5% 6/1/2045	14,097	13,232
Freddie Mac Gold Pool 3.5% 6/1/2048	12,083	11,234
Freddie Mac Gold Pool 3.5% 7/1/2040	7,633	7,252
Freddie Mac Gold Pool 3.5% 7/1/2042	301,319	284,788
Freddie Mac Gold Pool 3.5% 7/1/2042	54,755	51,857
Freddie Mac Gold Pool 3.5% 7/1/2047	181,351	169,882
Freddie Mac Gold Pool 3.5% 7/1/2051	1,054,395	972,885
Freddie Mac Gold Pool 3.5% 8/1/2034	304,885	298,528
Freddie Mac Gold Pool 3.5% 8/1/2040	51,337	48,862
Freddie Mac Gold Pool 3.5% 8/1/2042	21,738	20,535
Freddie Mac Gold Pool 3.5% 8/1/2043	9,260	8,750
Freddie Mac Gold Pool 3.5% 8/1/2047	280,959	263,015
Freddie Mac Gold Pool 3.5% 8/1/2047	33,169	31,050
Freddie Mac Gold Pool 3.5% 8/1/2047	21,263	19,905
Freddie Mac Gold Pool 3.5% 9/1/2040	34,872	33,262
Freddie Mac Gold Pool 3.5% 9/1/2042	457,012	431,466
Freddie Mac Gold Pool 3.5% 9/1/2042	374,961	353,821
Freddie Mac Gold Pool 3.5% 9/1/2042	7,578	7,153
Freddie Mac Gold Pool 3.5% 9/1/2046	165,656	154,995
Freddie Mac Gold Pool 3.5% 9/1/2047	5,431	5,084
Freddie Mac Gold Pool 3.5% 9/1/2047	5,085	4,761
Freddie Mac Gold Pool 4% 1/1/2041	448,973	438,361
Freddie Mac Gold Pool 4% 1/1/2043	8,639	8,373
Freddie Mac Gold Pool 4% 1/1/2044	17,307	16,687
Freddie Mac Gold Pool 4% 10/1/2042	10,776	10,472
Freddie Mac Gold Pool 4% 10/1/2042	6,420	6,293
Freddie Mac Gold Pool 4% 10/1/2042	4,545	4,393
Freddie Mac Gold Pool 4% 10/1/2043	43,215	41,731
Freddie Mac Gold Pool 4% 10/1/2043	18,680	18,012
Freddie Mac Gold Pool 4% 10/1/2043	13,404	12,929
Freddie Mac Gold Pool 4% 10/1/2043	10,673	10,367
Freddie Mac Gold Pool 4% 10/1/2052	390,104	372,204
Freddie Mac Gold Pool 4% 11/1/2041	2,735	2,667
Freddie Mac Gold Pool 4% 11/1/2042	1,208,355	1,178,377
Freddie Mac Gold Pool 4% 11/1/2042	37,878	36,820
Freddie Mac Gold Pool 4% 11/1/2042	33,040	32,060
Freddie Mac Gold Pool 4% 11/1/2042	23,652	22,991
Freddie Mac Gold Pool 4% 11/1/2042	14,635	14,191
Freddie Mac Gold Pool 4% 11/1/2042	1,359	1,341
Freddie Mac Gold Pool 4% 11/1/2043	195,710	190,190
Freddie Mac Gold Pool 4% 11/1/2051	16,406	15,741
Freddie Mac Gold Pool 4% 12/1/2042	23,414	22,705
Freddie Mac Gold Pool 4% 12/1/2042	10,628	10,373
Freddie Mac Gold Pool 4% 2/1/2043	35,692	34,633
Freddie Mac Gold Pool 4% 2/1/2043	23,628	22,838
Freddie Mac Gold Pool 4% 2/1/2043	21,483	20,751
Freddie Mac Gold Pool 4% 2/1/2043	10,207	9,861
Freddie Mac Gold Pool 4% 2/1/2044	13,919	13,412
Freddie Mac Gold Pool 4% 2/1/2045	294,998	284,664
Freddie Mac Gold Pool 4% 2/1/2048	28,119	26,931
Freddie Mac Gold Pool 4% 3/1/2043	14,567	14,199
Freddie Mac Gold Pool 4% 4/1/2042	901,629	876,332
Freddie Mac Gold Pool 4% 4/1/2042	506,817	493,904
Freddie Mac Gold Pool 4% 4/1/2043	16,428	15,960
Freddie Mac Gold Pool 4% 4/1/2043	8,546	8,375
Freddie Mac Gold Pool 4% 4/1/2046	105,800	101,630
Freddie Mac Gold Pool 4% 4/1/2052	16,361	15,665
Freddie Mac Gold Pool 4% 5/1/2037	1,199,292	1,183,088
Freddie Mac Gold Pool 4% 5/1/2043	20,195	19,514
Freddie Mac Gold Pool 4% 5/1/2043	14,786	14,274
Freddie Mac Gold Pool 4% 5/1/2043	8,184	7,901
Freddie Mac Gold Pool 4% 5/1/2043	3,886	3,760
Freddie Mac Gold Pool 4% 5/1/2048	727,098	694,644
Freddie Mac Gold Pool 4% 5/1/2048	484,366	463,609
Freddie Mac Gold Pool 4% 6/1/2043	22,648	22,086
Freddie Mac Gold Pool 4% 6/1/2043	15,764	15,223
Freddie Mac Gold Pool 4% 7/1/2043	39,746	38,408
Freddie Mac Gold Pool 4% 7/1/2043	32,792	31,836
Freddie Mac Gold Pool 4% 7/1/2043	20,949	20,337
Freddie Mac Gold Pool 4% 7/1/2043	14,838	14,324
Freddie Mac Gold Pool 4% 7/1/2043	10,468	10,102
Freddie Mac Gold Pool 4% 7/1/2043	10,129	9,774
Freddie Mac Gold Pool 4% 7/1/2043	5,667	5,471
Freddie Mac Gold Pool 4% 8/1/2043	22,142	21,389
Freddie Mac Gold Pool 4% 8/1/2043	21,928	21,383
Freddie Mac Gold Pool 4% 8/1/2043	16,059	15,675
Freddie Mac Gold Pool 4% 8/1/2043	7,439	7,179
Freddie Mac Gold Pool 4% 8/1/2044	8,631	8,324
Freddie Mac Gold Pool 4% 8/1/2044	5,830	5,675
Freddie Mac Gold Pool 4% 8/1/2052	16,694	16,006
Freddie Mac Gold Pool 4% 9/1/2041	37,776	36,840
Freddie Mac Gold Pool 4% 9/1/2042	23,954	23,391
Freddie Mac Gold Pool 4% 9/1/2043	35,588	34,517
Freddie Mac Gold Pool 4% 9/1/2043	33,365	32,340
Freddie Mac Gold Pool 4% 9/1/2043	28,082	27,123
Freddie Mac Gold Pool 4% 9/1/2043	27,568	26,740
Freddie Mac Gold Pool 4% 9/1/2043	23,807	22,973
Freddie Mac Gold Pool 4% 9/1/2043	23,419	22,716
Freddie Mac Gold Pool 4% 9/1/2043	10,838	10,452
Freddie Mac Gold Pool 4% 9/1/2043	892	881
Freddie Mac Gold Pool 4% 9/1/2051	12,887	12,365
Freddie Mac Gold Pool 4.5% 1/1/2041	13,316	13,285
Freddie Mac Gold Pool 4.5% 1/1/2042	550,194	548,397
Freddie Mac Gold Pool 4.5% 1/1/2047	17,869	17,578
Freddie Mac Gold Pool 4.5% 10/1/2041	159,724	159,103
Freddie Mac Gold Pool 4.5% 10/1/2041	7,888	7,879
Freddie Mac Gold Pool 4.5% 10/1/2048	1,047,751	1,030,979
Freddie Mac Gold Pool 4.5% 10/1/2048	55,407	54,139
Freddie Mac Gold Pool 4.5% 12/1/2040	39,466	39,355
Freddie Mac Gold Pool 4.5% 12/1/2045	41,492	41,396
Freddie Mac Gold Pool 4.5% 12/1/2046	14,860	14,617
Freddie Mac Gold Pool 4.5% 12/1/2047	321,556	315,404
Freddie Mac Gold Pool 4.5% 2/1/2041	27,389	27,300
Freddie Mac Gold Pool 4.5% 2/1/2041	27,221	27,131
Freddie Mac Gold Pool 4.5% 2/1/2041	20,628	20,540
Freddie Mac Gold Pool 4.5% 2/1/2041	19,615	19,559
Freddie Mac Gold Pool 4.5% 2/1/2041	16,683	16,643
Freddie Mac Gold Pool 4.5% 2/1/2041	11,721	11,675
Freddie Mac Gold Pool 4.5% 2/1/2044	101,924	101,208
Freddie Mac Gold Pool 4.5% 2/1/2047	62,567	61,448
Freddie Mac Gold Pool 4.5% 3/1/2041	107,428	107,072
Freddie Mac Gold Pool 4.5% 3/1/2041	23,467	23,379
Freddie Mac Gold Pool 4.5% 3/1/2041	14,941	14,890
Freddie Mac Gold Pool 4.5% 3/1/2044	102,048	101,356
Freddie Mac Gold Pool 4.5% 3/1/2044	67,491	67,076
Freddie Mac Gold Pool 4.5% 3/1/2044	47,588	47,276
Freddie Mac Gold Pool 4.5% 3/1/2044	38,201	37,931
Freddie Mac Gold Pool 4.5% 4/1/2035	1,019	1,020
Freddie Mac Gold Pool 4.5% 4/1/2041	164,284	163,727
Freddie Mac Gold Pool 4.5% 4/1/2041	28,033	27,910
Freddie Mac Gold Pool 4.5% 4/1/2041	27,294	27,190
Freddie Mac Gold Pool 4.5% 4/1/2048	143,597	140,805
Freddie Mac Gold Pool 4.5% 4/1/2048	58,983	57,855
Freddie Mac Gold Pool 4.5% 4/1/2048	57,407	56,290
Freddie Mac Gold Pool 4.5% 5/1/2039	80,379	80,280
Freddie Mac Gold Pool 4.5% 5/1/2041	29,337	29,207
Freddie Mac Gold Pool 4.5% 5/1/2041	19,596	19,528
Freddie Mac Gold Pool 4.5% 5/1/2041	4,288	4,273
Freddie Mac Gold Pool 4.5% 5/1/2047	174,181	171,066
Freddie Mac Gold Pool 4.5% 5/1/2047	128,010	125,721
Freddie Mac Gold Pool 4.5% 5/1/2047	60,004	58,931
Freddie Mac Gold Pool 4.5% 5/1/2048	117,074	114,797
Freddie Mac Gold Pool 4.5% 6/1/2035	470	470
Freddie Mac Gold Pool 4.5% 6/1/2041	26,889	26,826
Freddie Mac Gold Pool 4.5% 6/1/2041	22,538	22,451
Freddie Mac Gold Pool 4.5% 6/1/2041	18,947	18,898
Freddie Mac Gold Pool 4.5% 6/1/2041	8,924	8,916
Freddie Mac Gold Pool 4.5% 6/1/2047	249,590	245,127
Freddie Mac Gold Pool 4.5% 6/1/2047	73,144	71,882
Freddie Mac Gold Pool 4.5% 7/1/2047	132,230	130,278
Freddie Mac Gold Pool 4.5% 7/1/2047	105,780	103,823
Freddie Mac Gold Pool 4.5% 7/1/2047	58,696	57,665
Freddie Mac Gold Pool 4.5% 8/1/2040	4,335	4,323
Freddie Mac Gold Pool 4.5% 8/1/2041	49,525	49,359
Freddie Mac Gold Pool 4.5% 8/1/2041	4,101	4,089
Freddie Mac Gold Pool 4.5% 9/1/2041	409,132	407,679
Freddie Mac Gold Pool 4.5% 9/1/2041	68,008	67,782
Freddie Mac Gold Pool 4.5% 9/1/2041	9,615	9,585
Freddie Mac Gold Pool 5% 1/1/2040	47,282	48,066
Freddie Mac Gold Pool 5% 1/1/2053	853,454	850,417
Freddie Mac Gold Pool 5% 10/1/2052	907,934	905,270
Freddie Mac Gold Pool 5% 11/1/2052	989,425	989,304
Freddie Mac Gold Pool 5% 12/1/2052	1,020,699	1,017,704
Freddie Mac Gold Pool 5% 12/1/2052	941,240	937,890
Freddie Mac Gold Pool 5% 12/1/2052	251,002	250,109
Freddie Mac Gold Pool 5% 4/1/2040	103,206	104,939
Freddie Mac Gold Pool 5% 5/1/2040	9,810	9,973
Freddie Mac Gold Pool 5% 6/1/2040	35,628	36,224
Freddie Mac Gold Pool 5% 6/1/2041	162,693	165,436
Freddie Mac Gold Pool 5% 6/1/2052	718,208	718,794
Freddie Mac Gold Pool 5% 7/1/2040	11,589	11,783
Freddie Mac Gold Pool 5% 8/1/2040	49,722	50,557
Freddie Mac Gold Pool 5.5% 1/1/2055	1,767,777	1,797,751
Freddie Mac Gold Pool 5.5% 10/1/2054	665,973	677,265
Freddie Mac Gold Pool 5.5% 11/1/2054	589,019	600,709
Freddie Mac Gold Pool 5.5% 2/1/2054	227,631	229,588
Freddie Mac Gold Pool 5.5% 3/1/2053 (e)(g)(h)	2,983,647	3,044,959
Freddie Mac Gold Pool 5.5% 5/1/2055	632,775	637,581
Freddie Mac Gold Pool 5.5% 8/1/2055	1,326,786	1,351,459
Freddie Mac Gold Pool 6% 11/1/2038	127,931	131,998
Freddie Mac Gold Pool 6% 11/1/2053	285,849	294,505
Freddie Mac Gold Pool 6% 12/1/2052	167,431	173,430
Freddie Mac Gold Pool 6% 12/1/2055	1,385,577	1,437,495
Freddie Mac Gold Pool 6% 2/1/2040	239,886	249,161
Freddie Mac Gold Pool 6% 2/1/2055	523,127	542,525
Freddie Mac Gold Pool 6% 2/1/2056	1,498,028	1,547,780
Freddie Mac Gold Pool 6% 3/1/2056	3,900,000	4,038,824
Freddie Mac Gold Pool 6% 4/1/2032	48,102	49,591
Freddie Mac Gold Pool 6% 4/1/2054	1,925,271	1,997,262
Freddie Mac Gold Pool 6% 4/1/2054	69,787	72,015
Freddie Mac Gold Pool 6% 5/1/2033	15,585	16,023
Freddie Mac Gold Pool 6% 5/1/2054	1,436,652	1,490,821
Freddie Mac Gold Pool 6% 7/1/2037	2,858	2,994
Freddie Mac Gold Pool 6% 7/1/2039	1,512,779	1,560,868
Freddie Mac Gold Pool 6% 8/1/2037	29,560	30,898
Freddie Mac Gold Pool 6.5% 1/1/2054	1,528,114	1,606,177
Freddie Mac Gold Pool 6.5% 1/1/2054	402,341	422,700
Freddie Mac Gold Pool 6.5% 1/1/2054 (b)	31,501	33,041
Freddie Mac Gold Pool 6.5% 1/1/2054 (b)	25,199	26,560
Freddie Mac Gold Pool 6.5% 1/1/2054 (b)	17,394	18,050
Freddie Mac Gold Pool 6.5% 10/1/2053	1,028,692	1,081,564
Freddie Mac Gold Pool 6.5% 11/1/2054 (b)	102,918	108,079
Freddie Mac Gold Pool 6.5% 11/1/2054 (b)	66,761	69,266
Freddie Mac Gold Pool 6.5% 12/1/2053	153,686	161,679
Freddie Mac Gold Pool 6.5% 2/1/2055 (b)	835,215	879,474
Freddie Mac Gold Pool 6.5% 2/1/2055 (b)	214,640	225,364
Freddie Mac Gold Pool 6.5% 4/1/2054 (b)	112,389	117,757
Freddie Mac Gold Pool 6.5% 4/1/2054 (b)	45,476	47,838
Freddie Mac Gold Pool 6.5% 4/1/2055 (b)	343,352	360,446
Freddie Mac Gold Pool 6.5% 5/1/2053 (b)	13,438	14,073
Freddie Mac Gold Pool 6.5% 5/1/2054 (b)	140,788	147,300
Freddie Mac Gold Pool 6.5% 6/1/2053 (b)	54,948	57,453
Freddie Mac Gold Pool 6.5% 6/1/2054	1,620,739	1,705,686
Freddie Mac Gold Pool 6.5% 6/1/2054	347,800	366,899
Freddie Mac Gold Pool 6.5% 6/1/2054 (b)	28,792	30,456
Freddie Mac Gold Pool 6.5% 6/1/2054 (b)	17,950	18,882
Freddie Mac Gold Pool 6.5% 7/1/2054 (b)	52,042	54,290
Freddie Mac Gold Pool 6.5% 7/1/2054 (b)	21,970	23,176
Freddie Mac Gold Pool 6.5% 8/1/2054 (b)	589,565	617,268
Freddie Mac Gold Pool 6.5% 8/1/2054 (b)	223,941	235,569
Freddie Mac Gold Pool 6.5% 8/1/2054 (b)	139,947	145,811
Freddie Mac Gold Pool 6.5% 8/1/2054 (b)	68,937	71,994
Freddie Mac Gold Pool 6.5% 9/1/2053	251,727	264,999
Freddie Mac Gold Pool 6.5% 9/1/2054	6,203,853	6,552,764
Freddie Mac Gold Pool 6.5% 9/1/2054	418,778	441,774
Freddie Mac Gold Pool 6.5% 9/1/2054 (b)	168,547	176,059
Freddie Mac Gold Pool 7% 1/1/2054	93,255	98,953
Freddie Mac Gold Pool 7% 10/1/2055	91,972	98,081
Freddie Mac Gold Pool 7% 10/1/2055	64,482	68,770
Freddie Mac Gold Pool 7% 10/1/2055	48,052	51,247
Freddie Mac Gold Pool 7% 11/1/2055	572,962	612,136
Freddie Mac Gold Pool 7% 11/1/2055	462,541	494,599
Freddie Mac Gold Pool 7% 11/1/2055	367,285	393,602
Freddie Mac Gold Pool 7% 11/1/2055	233,215	250,363
Freddie Mac Gold Pool 7% 11/1/2055	135,196	143,278
Freddie Mac Gold Pool 7% 11/1/2055	102,435	108,698
Freddie Mac Gold Pool 7% 11/1/2055	94,045	99,706
Freddie Mac Gold Pool 7% 11/1/2055	56,769	60,254
Freddie Mac Gold Pool 7% 11/1/2055	54,716	57,602
Freddie Mac Gold Pool 7% 12/1/2053	45,281	48,149
Freddie Mac Gold Pool 7% 12/1/2053	36,535	38,853
Freddie Mac Gold Pool 7% 12/1/2054	63,197	66,579
Freddie Mac Gold Pool 7% 12/1/2055	64,328	67,737
Freddie Mac Gold Pool 7% 3/1/2054	55,492	58,579
Freddie Mac Gold Pool 7% 3/1/2054	48,435	51,178
Freddie Mac Gold Pool 7% 3/1/2054	41,325	43,665
Freddie Mac Gold Pool 7% 5/1/2055	77,131	81,729
Freddie Mac Gold Pool 7% 7/1/2054	42,794	45,456
Freddie Mac Gold Pool 7% 7/1/2054	36,188	38,396
Freddie Mac Gold Pool 7% 8/1/2054	94,586	100,211
Freddie Mac Gold Pool 7% 9/1/2055	60,458	64,520
Freddie Mac Gold Pool 7.5% 1/1/2027	24	24
Freddie Mac Gold Pool 7.5% 10/1/2027	9	8
Freddie Mac Gold Pool 7.5% 11/1/2029	910	945
Freddie Mac Gold Pool 7.5% 11/1/2031	93	98
Freddie Mac Gold Pool 7.5% 2/1/2028	36	37
Freddie Mac Gold Pool 7.5% 7/1/2031	122	127
Freddie Mac Gold Pool 7.5% 9/1/2031	1,966	2,067
Freddie Mac Gold Pool 8% 4/1/2027	30	30
Freddie Mac Gold Pool 8% 5/1/2027	17	17
Freddie Mac Gold Pool 8.5% 1/1/2028	42	43
Freddie Mac Gold Pool 8.5% 5/1/2027	4	3
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	685,366	709,280
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	347,967	366,532
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	315,405	332,626
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	98,626	104,389
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055 (b)	98,665	104,144
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.375%, 5.884% 3/1/2036 (c)(d)	16,107	16,471
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.63% 9/1/2041 (c)(d)	8,426	8,847
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.88% 4/1/2041 (c)(d)	1,555	1,632
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.535% 6/1/2041 (c)(d)	1,707	1,792
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.672% 6/1/2041 (c)(d)	21,618	22,699
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.778% 5/1/2041 (c)(d)	15,408	16,179
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.863% 5/1/2041 (c)(d)	19,790	20,769
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 6.658% 3/1/2033 (c)(d)	198	203
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.16%, 6.535% 11/1/2035 (c)(d)	1,165	1,212
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.2477%, 5.872% 1/1/2035 (c)(d)	1,653	1,703
Freddie Mac Non Gold Pool 5.5% 4/1/2055	1,852,622	1,885,771
Freddie Mac Non Gold Pool 5.5% 8/1/2053	1,575,254	1,604,548
Freddie Mac Non Gold Pool 5.5% 8/1/2053	604,949	616,198
Freddie Mac Non Gold Pool 5.5% 8/1/2053	583,612	593,553
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.655%, 6.124% 4/1/2035 (c)(d)	13,012	13,350
Freddie Mac Non Gold Pool 6% 6/1/2053	668,388	691,710
Freddie Mac Non Gold Pool 6% 6/1/2053	658,152	680,294
Freddie Mac Non Gold Pool 6% 6/1/2054	2,709,426	2,803,966
Freddie Mac Non Gold Pool 6% 7/1/2053	223,898	231,711
Freddie Mac Non Gold Pool 6% 9/1/2053	645,245	665,592
Freddie Mac Non Gold Pool 6.5% 1/1/2055	771,296	814,915
Freddie Mac Non Gold Pool 6.5% 1/1/2055	542,976	570,544
Freddie Mac Non Gold Pool 6.5% 1/1/2055 (b)	108,120	114,091
Freddie Mac Non Gold Pool 6.5% 1/1/2055 (b)	51,396	53,784
Freddie Mac Non Gold Pool 6.5% 11/1/2054	324,592	342,948
Freddie Mac Non Gold Pool 6.5% 12/1/2054 (b)	27,488	28,849
Freddie Mac Non Gold Pool 6.5% 2/1/2055	861,772	910,508
Freddie Mac Non Gold Pool 6.5% 2/1/2055 (b)	115,950	122,354
Freddie Mac Non Gold Pool 6.5% 4/1/2055 (b)	102,020	107,104
Freddie Mac Non Gold Pool 7% 1/1/2055	76,179	80,911
Freddie Mac Non Gold Pool 7% 1/1/2055	61,779	65,520
Freddie Mac Non Gold Pool 7% 10/1/2055	52,320	55,902
Freddie Mac Non Gold Pool 7% 11/1/2055	226,239	239,724
Freddie Mac Non Gold Pool 7% 12/1/2053	95,075	100,989
Freddie Mac Non Gold Pool 7% 12/1/2054	48,934	52,197
Freddie Mac Non Gold Pool 7% 3/1/2055	118,128	125,029
Freddie Mac Non Gold Pool 7% 7/1/2055	57,519	61,451
Freddie Mac Non Gold Pool 7% 9/1/2055	53,252	56,066
Ginnie Mae I Pool 2.5% 1/20/2052	840,504	721,528
Ginnie Mae I Pool 2.5% 12/20/2051	1,300,150	1,116,110
Ginnie Mae I Pool 2.5% 12/20/2051	853,200	731,627
Ginnie Mae I Pool 2.5% 12/20/2051	690,157	592,464
Ginnie Mae I Pool 2.5% 8/20/2051	4,795,267	4,114,984
Ginnie Mae I Pool 2.5% 8/20/2051	1,248,654	1,071,513
Ginnie Mae I Pool 2.5% 8/20/2051	722,823	620,279
Ginnie Mae I Pool 2.5% 9/20/2051	2,148,612	1,842,455
Ginnie Mae I Pool 2.5% 9/20/2051	1,244,153	1,066,873
Ginnie Mae I Pool 3% 1/15/2045	4,207	3,836
Ginnie Mae I Pool 3% 1/15/2045	3,807	3,474
Ginnie Mae I Pool 3% 12/20/2042	1,054,439	964,672
Ginnie Mae I Pool 3% 2/15/2045	11,543	10,511
Ginnie Mae I Pool 3% 2/15/2045	5,215	4,746
Ginnie Mae I Pool 3% 3/15/2045	17,346	15,768
Ginnie Mae I Pool 3% 3/15/2045	14,074	12,785
Ginnie Mae I Pool 3% 3/15/2045	12,477	11,374
Ginnie Mae I Pool 3% 3/15/2045	10,841	9,858
Ginnie Mae I Pool 3% 3/15/2045	9,889	9,037
Ginnie Mae I Pool 3% 3/15/2045	9,375	8,531
Ginnie Mae I Pool 3% 3/15/2045	5,082	4,631
Ginnie Mae I Pool 3% 3/15/2045	4,202	3,817
Ginnie Mae I Pool 3% 3/15/2045	3,648	3,333
Ginnie Mae I Pool 3% 3/15/2045	3,352	3,107
Ginnie Mae I Pool 3% 3/20/2043	691,281	632,730
Ginnie Mae I Pool 3% 3/20/2043	289,212	264,924
Ginnie Mae I Pool 3% 5/15/2045	10,230	9,306
Ginnie Mae I Pool 3% 6/15/2045	7,273	6,661
Ginnie Mae I Pool 3% 7/15/2045	10,470	9,485
Ginnie Mae I Pool 3% 7/15/2045	8,607	7,795
Ginnie Mae I Pool 3% 7/15/2045	8,103	7,356
Ginnie Mae I Pool 3% 7/15/2045	5,096	4,618
Ginnie Mae I Pool 3% 7/15/2045	4,413	3,997
Ginnie Mae I Pool 3.5% 1/15/2041	49,464	46,906
Ginnie Mae I Pool 3.5% 1/20/2050	287,185	268,465
Ginnie Mae I Pool 3.5% 1/20/2050	173,977	163,179
Ginnie Mae I Pool 3.5% 1/20/2050	169,335	158,667
Ginnie Mae I Pool 3.5% 1/20/2050	48,527	45,406
Ginnie Mae I Pool 3.5% 10/20/2052	456,515	421,157
Ginnie Mae I Pool 3.5% 11/15/2042	180,048	169,301
Ginnie Mae I Pool 3.5% 12/20/2049	42,919	40,202
Ginnie Mae I Pool 3.5% 12/20/2049	15,261	14,314
Ginnie Mae I Pool 3.5% 12/20/2049	13,304	12,436
Ginnie Mae I Pool 3.5% 12/20/2049	4,564	4,272
Ginnie Mae I Pool 3.5% 2/15/2041	91,535	86,606
Ginnie Mae I Pool 3.5% 2/15/2042	79,198	74,549
Ginnie Mae I Pool 3.5% 3/15/2043	91,508	85,611
Ginnie Mae I Pool 3.5% 5/15/2042	192,464	182,020
Ginnie Mae I Pool 3.5% 5/15/2042	143,833	135,998
Ginnie Mae I Pool 3.5% 5/15/2042	55,649	52,300
Ginnie Mae I Pool 3.5% 7/15/2043	134,760	125,953
Ginnie Mae I Pool 3.5% 7/20/2052	2,355,817	2,173,352
Ginnie Mae I Pool 3.5% 8/15/2042	98,463	92,732
Ginnie Mae I Pool 3.5% 8/20/2052	1,439,233	1,327,760
Ginnie Mae I Pool 3.5% 9/20/2052	3,513,462	3,241,334
Ginnie Mae I Pool 4% 1/15/2042	4,360	4,198
Ginnie Mae I Pool 4% 1/15/2043	21,416	20,580
Ginnie Mae I Pool 4% 10/15/2040	20,439	19,744
Ginnie Mae I Pool 4% 10/15/2041	175,008	168,512
Ginnie Mae I Pool 4% 10/15/2041	154,996	149,425
Ginnie Mae I Pool 4% 10/15/2041	142,510	137,121
Ginnie Mae I Pool 4% 10/15/2041	84,557	81,544
Ginnie Mae I Pool 4% 10/15/2041	39,438	38,097
Ginnie Mae I Pool 4% 10/15/2041	25,897	24,949
Ginnie Mae I Pool 4% 10/15/2041	21,528	20,768
Ginnie Mae I Pool 4% 10/15/2041	19,871	19,183
Ginnie Mae I Pool 4% 10/15/2041	19,274	18,590
Ginnie Mae I Pool 4% 10/15/2041	11,507	11,099
Ginnie Mae I Pool 4% 10/15/2041	9,905	9,541
Ginnie Mae I Pool 4% 10/15/2041	9,194	8,842
Ginnie Mae I Pool 4% 10/15/2041	2,198	2,114
Ginnie Mae I Pool 4% 11/15/2040	52,082	50,176
Ginnie Mae I Pool 4% 11/15/2040	10,514	10,143
Ginnie Mae I Pool 4% 11/15/2040	6,269	6,040
Ginnie Mae I Pool 4% 11/15/2041	55,784	53,761
Ginnie Mae I Pool 4% 11/15/2042	5,348	5,142
Ginnie Mae I Pool 4% 12/15/2041	78,513	75,612
Ginnie Mae I Pool 4% 12/15/2041	44,034	42,415
Ginnie Mae I Pool 4% 12/15/2041	24,363	23,491
Ginnie Mae I Pool 4% 12/15/2041	18,007	17,335
Ginnie Mae I Pool 4% 12/15/2041	11,004	10,637
Ginnie Mae I Pool 4% 12/15/2041	2,421	2,333
Ginnie Mae I Pool 4% 12/15/2042	5,702	5,488
Ginnie Mae I Pool 4% 2/15/2040	14,346	13,853
Ginnie Mae I Pool 4% 2/15/2041	10,733	10,363
Ginnie Mae I Pool 4% 2/15/2042	7,262	6,992
Ginnie Mae I Pool 4% 3/15/2040	68,408	66,242
Ginnie Mae I Pool 4% 3/15/2041	6,672	6,444
Ginnie Mae I Pool 4% 3/15/2042	28,847	27,761
Ginnie Mae I Pool 4% 3/15/2042	11,466	11,023
Ginnie Mae I Pool 4% 4/15/2042	13,075	12,561
Ginnie Mae I Pool 4% 4/15/2043	3,930	3,783
Ginnie Mae I Pool 4% 4/15/2046	733,076	701,196
Ginnie Mae I Pool 4% 4/20/2047	286,044	272,192
Ginnie Mae I Pool 4% 4/20/2047	254,966	242,620
Ginnie Mae I Pool 4% 4/20/2048	231,688	220,324
Ginnie Mae I Pool 4% 4/20/2048	204,571	194,537
Ginnie Mae I Pool 4% 6/15/2041	8,920	8,599
Ginnie Mae I Pool 4% 7/15/2040	24,225	23,430
Ginnie Mae I Pool 4% 7/15/2041	15,851	15,276
Ginnie Mae I Pool 4% 8/15/2041	230,047	221,706
Ginnie Mae I Pool 4% 8/15/2041	22,957	22,136
Ginnie Mae I Pool 4% 8/15/2043	6,174	5,913
Ginnie Mae I Pool 4% 9/15/2040	11,008	10,632
Ginnie Mae I Pool 4% 9/15/2041	24,753	23,856
Ginnie Mae I Pool 4% 9/15/2041	20,668	19,928
Ginnie Mae I Pool 4% 9/15/2041	19,238	18,568
Ginnie Mae I Pool 4% 9/15/2041	6,002	5,778
Ginnie Mae I Pool 4% 9/15/2041	2,851	2,761
Ginnie Mae I Pool 4.5% 2/15/2040	19,971	19,864
Ginnie Mae I Pool 4.5% 3/15/2041	377,803	375,222
Ginnie Mae I Pool 4.5% 3/15/2041	297,926	296,198
Ginnie Mae I Pool 4.5% 3/15/2041	98,988	98,425
Ginnie Mae I Pool 4.5% 3/15/2041	4,436	4,410
Ginnie Mae I Pool 4.5% 4/15/2040	3,152	3,135
Ginnie Mae I Pool 4.5% 4/15/2041	41,727	41,460
Ginnie Mae I Pool 4.5% 5/15/2039	6,235	6,204
Ginnie Mae I Pool 4.5% 6/15/2040	56,286	55,963
Ginnie Mae I Pool 4.5% 6/15/2040	38,983	38,770
Ginnie Mae I Pool 4.5% 6/15/2040	28,272	28,116
Ginnie Mae I Pool 4.5% 7/15/2040	74,792	74,375
Ginnie Mae I Pool 4.5% 7/15/2040	35,355	35,155
Ginnie Mae I Pool 4.5% 7/15/2040	25,321	25,172
Ginnie Mae I Pool 4.5% 7/15/2040	3,253	3,232
Ginnie Mae I Pool 4.5% 8/15/2039	64,772	64,439
Ginnie Mae I Pool 4.5% 8/15/2040	25,238	25,094
Ginnie Mae I Pool 5% 10/15/2039	19,978	20,321
Ginnie Mae I Pool 5% 10/15/2039	8,345	8,487
Ginnie Mae I Pool 5% 11/15/2040	18,280	18,595
Ginnie Mae I Pool 5% 11/15/2040	7,502	7,619
Ginnie Mae I Pool 5% 12/15/2039	25,522	25,963
Ginnie Mae I Pool 5% 3/15/2039	11,125	11,331
Ginnie Mae I Pool 5% 4/15/2040	3,818	3,877
Ginnie Mae I Pool 5% 4/15/2041	9,797	9,950
Ginnie Mae I Pool 5% 4/15/2041	6,673	6,788
Ginnie Mae I Pool 5% 4/15/2041	3,587	3,643
Ginnie Mae I Pool 5% 4/20/2048	601,069	607,059
Ginnie Mae I Pool 5% 6/15/2040	13,733	13,970
Ginnie Mae I Pool 5% 7/15/2040	22,650	23,042
Ginnie Mae I Pool 5% 7/15/2040	13,946	14,188
Ginnie Mae I Pool 5% 7/15/2040	9,515	9,663
Ginnie Mae I Pool 5% 8/15/2039	19,058	19,384
Ginnie Mae I Pool 5% 8/15/2039	1,993	2,028
Ginnie Mae I Pool 5% 8/15/2040	38,871	39,543
Ginnie Mae I Pool 5% 8/15/2040	33,155	33,730
Ginnie Mae I Pool 5% 9/15/2039	15,051	15,308
Ginnie Mae I Pool 5% 9/15/2040	22,119	22,501
Ginnie Mae I Pool 5% 9/15/2040	14,835	15,092
Ginnie Mae I Pool 6.5% 11/15/2035	4,304	4,575
Ginnie Mae I Pool 6.5% 4/15/2035	5,533	5,862
Ginnie Mae I Pool 6.5% 9/15/2035	12,376	13,064
Ginnie Mae I Pool 7% 1/15/2028	559	564
Ginnie Mae I Pool 7% 1/15/2028	24	24
Ginnie Mae I Pool 7% 10/15/2028	136	138
Ginnie Mae I Pool 7% 10/15/2028	4	4
Ginnie Mae I Pool 7% 10/15/2031	3,156	3,243
Ginnie Mae I Pool 7% 12/15/2028	182	184
Ginnie Mae I Pool 7% 12/15/2030	4,966	5,099
Ginnie Mae I Pool 7% 2/15/2028	2,280	2,300
Ginnie Mae I Pool 7% 2/15/2028	42	42
Ginnie Mae I Pool 7% 2/15/2031	243	250
Ginnie Mae I Pool 7% 2/15/2032	10,760	11,068
Ginnie Mae I Pool 7% 2/15/2032	306	314
Ginnie Mae I Pool 7% 3/15/2028	116	117
Ginnie Mae I Pool 7% 3/15/2029	1,330	1,354
Ginnie Mae I Pool 7% 3/15/2032	5,488	5,630
Ginnie Mae I Pool 7% 3/15/2032	3,634	3,726
Ginnie Mae I Pool 7% 3/15/2032	56	58
Ginnie Mae I Pool 7% 4/15/2028	347	351
Ginnie Mae I Pool 7% 4/15/2028	12	12
Ginnie Mae I Pool 7% 4/15/2029	1,056	1,075
Ginnie Mae I Pool 7% 4/15/2029	467	476
Ginnie Mae I Pool 7% 4/15/2031	712	729
Ginnie Mae I Pool 7% 4/15/2032	15,220	15,712
Ginnie Mae I Pool 7% 4/15/2032	1,664	1,717
Ginnie Mae I Pool 7% 4/15/2032	928	954
Ginnie Mae I Pool 7% 4/15/2032	319	328
Ginnie Mae I Pool 7% 5/15/2029	865	881
Ginnie Mae I Pool 7% 5/15/2032	588	607
Ginnie Mae I Pool 7% 6/15/2028	851	852
Ginnie Mae I Pool 7% 6/15/2028	460	466
Ginnie Mae I Pool 7% 6/15/2032	4,441	4,582
Ginnie Mae I Pool 7% 6/15/2032	1,552	1,594
Ginnie Mae I Pool 7% 6/15/2032	127	131
Ginnie Mae I Pool 7% 6/15/2032	121	124
Ginnie Mae I Pool 7% 7/15/2028	94	95
Ginnie Mae I Pool 7% 7/15/2031	2,382	2,449
Ginnie Mae I Pool 7% 7/15/2031	870	892
Ginnie Mae I Pool 7% 7/15/2031	529	545
Ginnie Mae I Pool 7% 7/15/2032	578	598
Ginnie Mae I Pool 7% 8/15/2031	1,484	1,527
Ginnie Mae I Pool 7% 8/15/2031	1,440	1,453
Ginnie Mae I Pool 7% 8/15/2031	129	132
Ginnie Mae I Pool 7% 9/15/2028	46	47
Ginnie Mae I Pool 7% 9/15/2031	1,279	1,311
Ginnie Mae I Pool 7% 9/15/2031	513	526
Ginnie Mae I Pool 7% 9/15/2031	390	402
Ginnie Mae I Pool 7.5% 10/15/2027	114	115
Ginnie Mae I Pool 7.5% 10/15/2028	2,472	2,520
Ginnie Mae I Pool 7.5% 12/15/2027	470	478
Ginnie Mae I Pool 7.5% 3/15/2028	1,469	1,491
Ginnie Mae I Pool 7.5% 4/15/2027	424	428
Ginnie Mae I Pool 7.5% 4/15/2027	370	373
Ginnie Mae I Pool 7.5% 4/15/2027	183	185
Ginnie Mae I Pool 7.5% 4/15/2027	181	183
Ginnie Mae I Pool 7.5% 4/15/2027	156	158
Ginnie Mae I Pool 7.5% 4/15/2027	53	54
Ginnie Mae I Pool 7.5% 4/15/2027	46	46
Ginnie Mae I Pool 7.5% 4/15/2027	37	37
Ginnie Mae I Pool 7.5% 6/15/2027	127	128
Ginnie Mae I Pool 7.5% 8/15/2028	57	57
Ginnie Mae I Pool 8% 3/15/2030	953	978
Ginnie Mae I Pool 8% 5/15/2030	502	516
Ginnie Mae I Pool 8% 9/15/2030	990	1,017
Ginnie Mae II Pool 2% 1/20/2052	26,092,137	21,512,980
Ginnie Mae II Pool 2% 2/20/2052	7,213,977	5,947,928
Ginnie Mae II Pool 2% 4/1/2056 (b)	10,500,000	8,650,277
Ginnie Mae II Pool 2% 5/1/2056 (b)	26,800,000	22,068,334
Ginnie Mae II Pool 2% 5/20/2051	1,975,229	1,628,577
Ginnie Mae II Pool 2.5% 1/20/2051	7,835,709	6,738,784
Ginnie Mae II Pool 2.5% 12/20/2051	113,998	97,933
Ginnie Mae II Pool 2.5% 4/1/2056 (b)	7,775,000	6,674,820
Ginnie Mae II Pool 2.5% 7/20/2051	49,004	42,098
Ginnie Mae II Pool 3% 1/20/2032	263,956	257,218
Ginnie Mae II Pool 3% 10/20/2031	86,536	84,410
Ginnie Mae II Pool 3% 11/20/2031	92,796	90,456
Ginnie Mae II Pool 3% 12/20/2031	140,495	136,998
Ginnie Mae II Pool 3% 12/20/2046	1,271,479	1,151,737
Ginnie Mae II Pool 3% 2/20/2031	10,869	10,630
Ginnie Mae II Pool 3% 3/20/2031	21,955	21,465
Ginnie Mae II Pool 3% 3/20/2046	90,497	82,046
Ginnie Mae II Pool 3% 3/20/2050	579,067	518,200
Ginnie Mae II Pool 3% 4/20/2031	82,788	80,916
Ginnie Mae II Pool 3% 4/20/2047	29,811	26,966
Ginnie Mae II Pool 3% 4/20/2052	2,720,566	2,427,798
Ginnie Mae II Pool 3% 5/20/2031	177,991	173,906
Ginnie Mae II Pool 3% 5/20/2051	357,122	318,869
Ginnie Mae II Pool 3% 5/20/2052	10,090,733	9,004,839
Ginnie Mae II Pool 3% 6/20/2050	6,734	6,024
Ginnie Mae II Pool 3% 6/20/2051	94,262	84,177
Ginnie Mae II Pool 3% 7/20/2031	2,301	2,247
Ginnie Mae II Pool 3% 7/20/2051	119,607	106,885
Ginnie Mae II Pool 3% 8/20/2031	27,352	26,697
Ginnie Mae II Pool 3% 8/20/2051	142,142	127,023
Ginnie Mae II Pool 3% 9/20/2031	10,919	10,654
Ginnie Mae II Pool 3.5% 12/20/2040	86,482	82,425
Ginnie Mae II Pool 4% 1/20/2041	285,618	276,546
Ginnie Mae II Pool 4% 1/20/2042	981,841	948,924
Ginnie Mae II Pool 4% 10/20/2040	139,222	134,834
Ginnie Mae II Pool 4% 11/20/2040	564,047	546,115
Ginnie Mae II Pool 4% 2/20/2041	9,335	9,037
Ginnie Mae II Pool 4% 3/20/2047	148,643	142,188
Ginnie Mae II Pool 4% 4/1/2056 (b)	2,000,000	1,871,172
Ginnie Mae II Pool 4% 4/20/2047	535,346	512,098
Ginnie Mae II Pool 4% 5/20/2046	835,974	800,764
Ginnie Mae II Pool 4% 6/20/2045	94,420	90,606
Ginnie Mae II Pool 4% 7/20/2044	5,893	5,665
Ginnie Mae II Pool 4% 8/20/2043	35,139	33,852
Ginnie Mae II Pool 4% 8/20/2045	685,639	657,366
Ginnie Mae II Pool 4% 9/20/2040	221,571	214,579
Ginnie Mae II Pool 4.5% 11/20/2054	11,724,884	11,334,443
Ginnie Mae II Pool 4.5% 3/20/2041	12,650	12,565
Ginnie Mae II Pool 4.5% 5/20/2040	84,420	83,890
Ginnie Mae II Pool 4.5% 5/20/2041	24,680	24,511
Ginnie Mae II Pool 4.5% 7/20/2040	64,596	64,180
Ginnie Mae II Pool 4.5% 9/20/2040	295,477	293,544
Ginnie Mae II Pool 5% 4/1/2056 (b)	7,450,000	7,371,922
Ginnie Mae II Pool 5.5% 12/20/2054	562,328	567,543
Ginnie Mae II Pool 5.5% 4/1/2056 (b)	75,950,000	76,370,012
Ginnie Mae II Pool 5.5% 5/1/2056 (b)	52,150,000	52,332,468
Ginnie Mae II Pool 6% 4/1/2056 (b)	23,050,000	23,429,965
Ginnie Mae II Pool 6% 5/1/2056 (b)	21,950,000	22,285,251
Uniform Mortgage Backed Securities 2% 4/1/2056 (b)	82,850,000	66,587,448
Uniform Mortgage Backed Securities 2% 5/1/2056 (b)	21,100,000	16,951,706
Uniform Mortgage Backed Securities 2.5% 4/1/2056 (b)	4,100,000	3,446,563
Uniform Mortgage Backed Securities 3% 4/1/2056 (b)	4,275,000	3,756,990
Uniform Mortgage Backed Securities 4% 4/1/2056 (b)	8,900,000	8,387,207
Uniform Mortgage Backed Securities 4.5% 4/1/2056 (b)	1,800,000	1,735,594
Uniform Mortgage Backed Securities 5% 4/1/2041 (b)	30,475,000	30,678,564
Uniform Mortgage Backed Securities 5% 4/1/2056 (b)	20,500,000	20,206,114
Uniform Mortgage Backed Securities 5% 5/1/2041 (b)	8,800,000	8,850,530
Uniform Mortgage Backed Securities 5.5% 4/1/2056 (b)	4,700,000	4,719,645
Uniform Mortgage Backed Securities 6% 4/1/2056 (b)	81,525,000	83,072,703
Uniform Mortgage Backed Securities 6% 5/1/2056 (b)	32,775,000	33,356,245
Uniform Mortgage Backed Securities 7% 4/1/2056 (b)	1,950,000	2,051,156
TOTAL UNITED STATES		988,653,052
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,010,590,945)		988,653,052

U.S. Treasury Obligations - 49.3%
	Yield (%) (n)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.875% 11/15/2051	1.83 to 1.95	50,329,100	27,647,583
US Treasury Bonds 2% 8/15/2051	1.84	104,090,400	59,262,406
US Treasury Bonds 2.25% 2/15/2052	2.26 to 2.90	38,732,200	23,342,202
US Treasury Bonds 3% 2/15/2047	1.86	42,593,200	31,735,261
US Treasury Bonds 3.625% 5/15/2053	3.90 to 4.31	4,500,000	3,608,262
US Treasury Bonds 4% 11/15/2052	4.95 to 5.00	7,764,000	6,670,671
US Treasury Bonds 4.125% 8/15/2053	4.18 to 5.00	126,266,000	110,729,363
US Treasury Bonds 4.25% 2/15/2054	4.37 to 4.78	87,500,000	78,380,859
US Treasury Bonds 4.25% 8/15/2054	4.65	6,644,000	5,950,533
US Treasury Bonds 4.5% 11/15/2054	4.55 to 4.82	15,730,000	14,695,261
US Treasury Bonds 4.5% 2/15/2044	4.71 to 4.76	50,637,000	48,423,609
US Treasury Bonds 4.625% 11/15/2044	4.75 to 4.88	6,770,000	6,550,768
US Treasury Bonds 4.625% 11/15/2045	4.65 to 4.79	9,641,000	9,299,046
US Treasury Bonds 4.625% 11/15/2055	4.69 to 4.82	8,870,000	8,475,008
US Treasury Bonds 4.625% 5/15/2054	4.49 to 4.65	18,670,000	17,801,407
US Treasury Bonds 4.75% 2/15/2056	4.70	210,000	204,815
US Treasury Bonds 4.75% 5/15/2055	4.83 to 4.91	33,728,000	32,841,323
US Treasury Bonds 4.75% 8/15/2055	4.67 to 4.91	34,840,000	33,952,669
US Treasury Bonds 4.875% 8/15/2045	4.53 to 4.75	69,232,000	69,004,833
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.47 to 2.67	2,453,185	2,282,226
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2056	2.61 to 2.72	1,124,021	1,044,917
US Treasury Notes 2.875% 5/15/2032	2.94 to 2.96	61,937,000	57,925,612
US Treasury Notes 3.375% 5/15/2033	3.64 to 4.04	181,445,000	172,847,626
US Treasury Notes 3.5% 2/15/2033	3.52 to 3.92	144,500,000	139,036,094
US Treasury Notes 3.625% 8/31/2030	3.59 to 3.61	57,900,000	57,189,821
US Treasury Notes 3.625% 9/30/2031	4.00	23,600,000	23,152,891
US Treasury Notes 3.75% 11/30/2032	3.95	31,300,000	30,633,652
US Treasury Notes 3.75% 5/31/2030	3.83 to 3.98	37,700,000	37,470,266
US Treasury Notes 3.75% 6/30/2030	4.11	7,000,000	6,954,609
US Treasury Notes 3.75% 8/31/2031	3.52	42,400,000	41,873,312
US Treasury Notes 3.875% 7/31/2030	3.93	50,900,000	50,814,504
US Treasury Notes 3.875% 8/15/2033	4.02 to 4.90	50,317,000	49,395,177
US Treasury Notes 3.875% 8/15/2034	4.25 to 4.27	83,400,000	81,271,298
US Treasury Notes 4% 1/31/2031	4.13 to 4.15	110,400,000	110,624,250
US Treasury Notes 4% 1/31/2033	4.06	9,100,000	9,030,328
US Treasury Notes 4% 11/15/2035	4.17 to 4.29	94,000,000	91,694,063
US Treasury Notes 4% 2/15/2034	4.28 to 4.71	64,400,000	63,524,563
US Treasury Notes 4% 6/30/2032	4.12 to 4.16	143,000,000	142,346,446
US Treasury Notes 4% 7/31/2032	4.03	10,000,000	9,949,609
US Treasury Notes 4.125% 10/31/2031	4.38	40,900,000	41,114,086
US Treasury Notes 4.125% 11/30/2031	4.55	4,000,000	4,019,531
US Treasury Notes 4.125% 2/15/2036	4.23 to 4.43	62,300,000	61,326,563
US Treasury Notes 4.125% 5/31/2032	4.05	1,038,000	1,040,819
US Treasury Notes 4.125% 8/31/2030	4.61	71,100,000	71,647,137
US Treasury Notes 4.25% 5/15/2035	4.26 to 4.38	69,500,000	69,315,391
US Treasury Notes 4.25% 8/15/2035	3.98 to 4.15	154,400,000	153,821,000
US Treasury Notes 4.375% 1/31/2032	4.41	48,500,000	49,326,016
US Treasury Notes 4.375% 11/30/2030	4.35	55,000,000	55,994,727
US Treasury Notes 4.5% 11/15/2033	4.04	45,000,000	45,931,640
US Treasury Notes 4.5% 12/31/2031	4.43 to 4.44	44,000,000	45,045,000
US Treasury Notes 4.625% 2/15/2035	4.24 to 4.25	38,878,900	39,887,321
US Treasury Notes 4.625% 4/30/2031	4.50	43,300,000	44,585,469
US Treasury Notes 4.75% 2/15/2045	4.93 to 4.96	3,710,000	3,645,364
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,587,492,622)			2,454,337,207

Money Market Funds - 1.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (o) (Cost $92,593,729)	3.69	92,575,574	92,594,089

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/2030	2,650,000	89,252
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.075% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/2030	1,330,000	42,933
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.373% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	2,960,000	180,856
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.853% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/2030	500,000	18,782
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.34% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	4,310,000	265,287
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.7375% and receive annually a floating rate based on US SOFR Index, expiring September 2036	9/2026	13,180,000	350,286
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/2029	2,700,000	85,157
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.3625% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	9,450,000	575,766
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.795% and receive annually a floating rate based on US SOFR Index, expiring November 2034	10/2029	11,100,000	386,195

TOTAL PUT SWAPTIONS			1,994,514
Call Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.7375% and pay annually a floating rate based on US SOFR Index, expiring September 2036	9/2026	13,180,000	173,989
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.795% and pay annually a floating rate based on US SOFR Index, expiring November 2034	10/2029	11,100,000	301,889

TOTAL CALL SWAPTIONS			475,878
TOTAL PURCHASED SWAPTIONS (Cost $2,679,381)			2,470,392

TOTAL INVESTMENT IN SECURITIES - 110.0% (Cost $5,690,131,595)	5,470,740,466
NET OTHER ASSETS (LIABILITIES) - (10.0)%	(494,424,955)
NET ASSETS - 100.0%	4,976,315,511

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 4/1/2056	(26,800,000)	(22,078,802)
Ginnie Mae II Pool 4% 4/1/2056	(2,000,000)	(1,871,172)
Ginnie Mae II Pool 4% 5/1/2056	(2,000,000)	(1,870,000)
Ginnie Mae II Pool 5.5% 4/1/2056	(58,500,000)	(58,823,511)
Ginnie Mae II Pool 6% 4/1/2056	(14,275,000)	(14,510,315)
Uniform Mortgage Backed Securities 2% 4/1/2056	(29,125,000)	(23,408,080)
Uniform Mortgage Backed Securities 2.5% 4/1/2056	(2,775,000)	(2,332,734)
Uniform Mortgage Backed Securities 3% 4/1/2056	(4,275,000)	(3,756,990)
Uniform Mortgage Backed Securities 4% 4/1/2056	(8,900,000)	(8,387,207)
Uniform Mortgage Backed Securities 4% 5/1/2056	(8,900,000)	(8,380,601)
Uniform Mortgage Backed Securities 4.5% 4/1/2056	(6,775,000)	(6,532,582)
Uniform Mortgage Backed Securities 5% 4/1/2041	(16,800,000)	(16,912,219)
Uniform Mortgage Backed Securities 5% 4/1/2056	(3,800,000)	(3,745,524)
Uniform Mortgage Backed Securities 6% 4/1/2056	(79,425,000)	(80,932,837)
Uniform Mortgage Backed Securities 6% 5/1/2056	(7,525,000)	(7,658,451)
Uniform Mortgage Backed Securities 7% 4/1/2056	(1,950,000)	(2,051,156)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(263,252,181)

TOTAL TBA SALE COMMITMENTS (Proceeds $264,167,176)		(263,252,181)

Written Swaptions
	Expiration Date	Notional Amount	Value ($)
Put Swaptions
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.36% and pay annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	4,700,000	(286,994)
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.34% and pay annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	7,390,000	(455,060)

TOTAL PUT SWAPTIONS			(742,054)
Call Swaptions
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.34% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	7,390,000	(436,943)
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.36% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	4,700,000	(281,851)
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.208% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	100,000	(5,399)

TOTAL CALL SWAPTIONS			(724,193)
TOTAL WRITTEN SWAPTIONS			(1,466,247)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	55	6/2026	6,105,000	35,388
CBOT 2Y US Treasury Notes Contracts (United States)	549	6/2026	113,904,633	(335,470)
CBOT US Treasury Ultra Bond Contracts (United States)	103	6/2026	11,980,188	(189,710)

TOTAL FUTURES CONTRACTS				(489,792)
The notional amount of long futures as a percentage of Net Assets is 2.5%.

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX AAA Series 13 Index		12/2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	2,150,000	(9,253)	(33,089)	(42,342)
CMBX AAA Series 13 Index		12/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly	530,000	(2,281)	(4,572)	(6,853)
CMBX AAA Series 13 Index		12/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly	1,110,000	(4,777)	(11,470)	(16,247)
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	100,000	8,705	(4,918)	3,787
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly	300,000	26,115	(11,521)	14,594
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	200,000	17,410	(7,567)	9,843
CMBX BBB- Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(3%)	Monthly	200,000	17,410	(7,567)	9,843
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly	200,000	17,410	(7,109)	10,301
CMBX BBB Series 15 Index		11/2064	Citigroup Global Markets Ltd	(3%)	Monthly	100,000	16,699	(15,706)	993
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	100,000	8,705	(10,434)	(1,729)
CMBX BB Series 18 Index		12/2057	Goldman Sachs & Co LLC	(5%)	Monthly	200,000	33,309	(29,135)	4,174
CMBX BB Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly	200,000	33,309	(28,768)	4,541
CMBX BBB- Series 18 Index		12/2057	JPMorgan Securities LLC	(3%)	Monthly	100,000	8,705	(8,091)	614
CMBX AAA Series 15 Index		11/2064	Citigroup Global Markets Ltd	(0.5%)	Monthly	1,697,573	3,284	2,358	5,642
CMBX BBB- Series 19 Index		12/2058	JPMorgan Securities LLC	(3%)	Monthly	300,000	29,475	(22,724)	6,751
CMBX BBB- Series 19 Index		12/2058	Citigroup Global Markets Ltd	(3%)	Monthly	50,000	4,913	(3,976)	937
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	100,000	8,705	(8,860)	(155)

TOTAL BUY PROTECTION							217,843	(213,149)	4,694
Sell Protection
CMBX AAA Series 13 Index	NR	12/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	630,000	2,711	13,739	16,450
CMBX AAA Series 13 Index	NR	12/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	3,160,000	13,600	70,867	84,467
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	500,000	(7,217)	11,871	4,654
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	100,000	(1,443)	2,389	946
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	100,000	(1,443)	2,012	569
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	1,200,000	(17,320)	18,777	1,457
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	600,000	(8,660)	9,209	549
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	500,000	(7,217)	7,675	458
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	1,300,000	(18,764)	17,026	(1,738)
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	800,000	(11,547)	11,769	222
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly	600,000	(8,660)	14,457	5,797
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly	1,300,000	(18,764)	38,930	20,166
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly	400,000	(5,773)	5,128	(645)
CMBX AAA Series 17 Index	NR	12/2056	JPMorgan Securities LLC	0.5%	Monthly	600,000	(8,660)	6,547	(2,113)
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	900,000	(12,990)	6,845	(6,145)
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	1,400,000	(20,207)	20,983	776
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	2,300,000	(33,197)	34,552	1,355
CMBX AAA Series 16 Index	NR	4/2065	Citigroup Global Markets Ltd	0.5%	Monthly	599,144	(4,436)	4,969	533
CMBX AAA Series 16 Index	NR	4/2065	Citigroup Global Markets Ltd	0.5%	Monthly	2,396,574	(17,868)	18,068	200

TOTAL SELL PROTECTION							(187,855)	315,813	127,958
TOTAL CREDIT DEFAULT SWAPS							29,988	102,664	132,652

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3%	Annual	LCH	6/2028	164,320,000	517,888	0	517,888
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	6/2029	21,326,000	116,668	0	116,668
4%	Annual	U.S. SOFR Index(4)	Annual	LCH	6/2056	480,000	(1,589)	0	(1,589)
U.S. SOFR Index(4)	Annual	4%	Annual	LCH	6/2041	80,000	1,037	0	1,037
3.75%	Annual	U.S. SOFR Index(4)	Annual	LCH	6/2036	1,460,000	(4,008)	0	(4,008)
TOTAL INTEREST RATE SWAPS							629,996	0	629,996

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $2,442,228.

(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,400,591.
(g)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $3,140,279.
(h)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $305,047.
(i)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $767,988,876 or 15.4% of net assets.

(j)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(k)	Level 3 security.
(l)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(n)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	66,452,740	292,614,705	266,473,356	678,311	-	-	92,594,089	92,575,574	0.1%
Fidelity Securities Lending Cash Central Fund	-	158,427,978	158,427,978	1,808	-	-	-	-	0.0%
Fidelity Specialized High Income Central Fund	83,170,143	1,273,468	-	1,273,458	-	(1,251,840)	83,191,771	938,218	31.2%
Total	149,622,883	452,316,151	424,901,334	1,953,577	-	(1,251,840)	175,785,860

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Notes, Foreign Government and Government Agency Obligations and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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